                                      As filed with the SEC on December 16, 2005


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 33-2659

Pre-Effective Amendment No. ___________


Post-Effective Amendment No. 74


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 1940 Act File No. 811-4556


Amendment No. 75


                         TRANSAMERICA IDEX MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716 (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800


       John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-5068


                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485.


[X]  75 days after filing pursuant to paragraph (a) (2) of Rule 485.


[ ]  On (Date) pursuant to paragraph (a) (1) of Rule 485.

[ ]  On (Date) pursuant to paragraph (a) (2) of Rule 485.


[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ]  On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica IDEX Mutual Funds relates only to TA IDEX Multi-Manager International Fund. The prospectuses and statements of additional information for the other series of Transamerica IDEX Mutual Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

                                   PROSPECTUS

                         TRANSAMERICA IDEX MUTUAL FUNDS

                                  March 1, 2006

                    TA IDEX MULTI-MANAGER INTERNATIONAL FUND

CLASS A, B AND C SHARES

        NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE
       SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES
           OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 NOT ISSUED BY FDIC OR ANY   MAY LOSE VALUE.   NOT A DEPOSIT OF OR GUARANTEED BY ANY
FEDERAL GOVERNMENT AGENCY.                     BANK, BANK AFFILIATE, OR CREDIT UNION.

TA IDEX MULTI-MANAGER INTERNATIONAL FUND

Transamerica IDEX Mutual Funds (TA IDEX) consists of several individual funds, including the TA IDEX Multi-Manager International Fund (the "Fund"). Please read this prospectus, which relates to Class A, B and C shares of the Fund only, carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) of the Fund. In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.

TABLE OF CONTENTS

SECTION A-- FUND DESCRIPTIONS

-    TA IDEX MULTI-MANAGER INTERNATIONAL FUND

SECTION B -- SHAREHOLDER INFORMATION

-    REGULATORY PROCEEDINGS

-    INVESTMENT ADVISER

-    OPENING AN ACCOUNT

-    BUYING SHARES

-    SELLING SHARES

-    EXCHANGING SHARES

-    REDEMPTION FEES

-    FEATURES AND POLICIES

-    PRICING OF SHARES

-    CHOOSING A SHARE CLASS

-    WAIVERS AND/OR REDUCTIONS OF CHARGES

-    DISTRIBUTION OF SHARES

-    OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

-    UNDERWRITING AGREEMENT

-    DISTRIBUTION AND TAXES

-    INVESTMENT POLICY CHANGES EXPLANATION OF STRATEGIES AND RISKS
     - APPENDIX A                                                    A-1

TO HELP YOU UNDERSTAND...

In this prospectus, you will see references like the ones below. These references let you know at a glance the subject of the nearby paragraphs. The references serve as tools for your convenience as you read this prospectus.

     OBJECTIVE

     What is the Fund's investment objective? Learn about the Fund's goal or objective. The Board of Trustees of TA IDEX may change the Fund's investment objective without shareholder approval. As with any investment, there can be no guarantee that the Fund will achieve its investment objective.

     PRINCIPAL STRATEGIES AND POLICIES

     How does the Fund go about trying to meet its goal? Read about the types of investments the Fund contains and what style of investment philosophy it employs.

     PRINCIPAL RISKS

     What are the specific risks for an investor in the Fund? Find out what type of risks are associated with the Fund.

     DESCRIPTION OF UNDERLYING FUNDS

     WHAT ARE THE FUND'S UNDERLYING FUNDS? THE FUND INVESTS ITS ASSETS IN UNDERLYING TA IDEX FUNDS. READ SUMMARY INFORMATION ABOUT THEM.

     PAST PERFORMANCE

     What is the investment performance of the Fund?

     FEES AND EXPENSES

     How much does it cost to invest in the Fund? Learn about the Fund's fees and expenses.

     ADDITIONAL INFORMATION

     Who manages the Fund and how much are they paid? See information about the Fund's investment adviser and portfolio construction manager, as well as the fees paid to them.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                        2

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TA IDEX MULTI-MANAGER INTERNATIONAL FUND

SUMMARY OF RISKS AND RETURNS

OBJECTIVE

The investment objective of TA IDEX Multi-Manager International Fund (the "Fund") is long-term capital appreciation.

PRINCIPAL STRATEGIES AND POLICIES

The Fund seeks its investment objective by investing its assets in a diversified combination of underlying Transamerica IDEX mutual funds.

In seeking to achieve its investment objective, the Fund follows the following investment strategies:

- Under normal market conditions, the Fund invests 100% of its assets in underlying TA IDEX funds ("underlying funds") that invest primarily in international (developmed and emerging markets) equities. The underlying funds generally expect to be invested in more than three different countries.

- The Fund decides how much of its assets to allocate to each underlying fund based on its outlook for the markets in which it invests, global markets' current valuations, and historical performance and other global economic factors.

- The Fund seeks to periodically adjust its allocations to favor investments in those underlying funds that are expected to provide the most favorable outlook for achieving its investment objective.

- The Fund may also invest directly in government securities and short-term commercial paper.

The Fund will not try to pinpoint the precise moment when a sudden adjustment to its allocations should be made. Instead, the Fund generally attempts to gradually adjust its allocations to favor investments that it believes will provide the most favorable outlook for achieving its investment objective. It is not possible to predict the extent to which the Fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the Fund may be a significant shareholder in certain underlying TA IDEX funds.

The Fund's portfolio construction manager, Morningstar Associates, LLC (the "Portfolio Construction Manager"), determines the Fund's asset allocations and periodic changes thereto, and other Fund investments.

DESCRIPTIONS OF UNDERLYING FUNDS

This section describes the underlying funds in which the Fund may invest and summarizes their respective investment objectives and principal investment strategies and risks. Further information about an underlying fund is contained in that underlying fund's prospectus, available at www.transamericaidex.com.

- TA IDEX AllianceBernstein International Value seeks long-term growth of capital by investing primarily in equity securities of established companies from more than 40 industries and from more than 40 developed countries. The fund primarily invests in issuers that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. The fund's investment policies emphasize investments that are determined to be undervalued by the fund's sub-adviser. The principal risks of investing in this underlying fund are: stocks risk; value risk; foreign securities risk; liquidity risk; derivatives risk; options risk; short sales risk; repurchase agreements risk; credit risk; hedging risk; currency risk; interest rate risk; warrants and rights risk; securities lending risk; convertible securities risk; and leveraging risk.

- TA IDEX American Century International seeks capital growth by investing principally in equity securities of growing foreign companies. The fund manager uses a growth investment strategy developed by the fund's sub-adviser to invest in stocks of companies that it believes will increase in value over time. The principal risks of investing in this underlying fund are: stocks risk; growth stocks risk; foreign securities risk; currency risk; derivatives risk; and convertible securities risk.

- TA IDEX Clarion Global Real Estate Securities seeks long-term total return from investments principally in equity securities of real estate companies that include common stocks and convertible securities (under normal conditions, the fund will invest at least 80% of its assets in a portfolio of issuers that are principally engaged in the real estate industry). Total return consists of realized and unrealized capital gains and losses plus income. The fund's portfolio is composed of investments in issuers that are economically tied to at least three different countries, including the United States. The principal risks of investing in this underlying fund are: stocks risk, foreign securities risk, REITs risk, small- or medium-sized companies risk, portfolio turnover risk, convertible securities risk, fixed income securities risk, real estate securities risk, and mortgage-related securities risk.

- TA IDEX Evergreen International Small Cap seeks capital growth by investing principally in equity securities of small companies located in at least three countries, one of which may be the United States (the fund normally invests at least 80% of its assets in


                                        3

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TA IDEX MULTI-MANAGER INTERNATIONAL FUND

     securities of issuers located in at least three countries and in equity securities such as common stocks, convertible securities and preferred stocks). The fund seeks to invest in equity securities of issuers that the sub-adviser believes are well-managed and positioned to achieve above-average increases in revenue and earnings and have strong prospects for continued revenue growth. The principal risks of investing in this underlying fund are: stocks risk; foreign securities risk; emerging markets risk; small companies risk; fixed income securities risk; preferred stocks risk; convertible securities risk; real estate securities risk; derivatives risk; and currency risk.

- TA IDEX Federated Market Opportunity seeks to provide moderate capital appreciation and high current income by investing, under normal market conditions, in domestic and foreign securities that the fund's sub-adviser deems to be undervalued or out-of-favor or securities that it believes are attractive due to their income-producing potential. The principal risks of investing in this underlying fund are: stocks risk; value risk; foreign securities risk; emerging market risk; currency risk; fixed income securities risk; interest rate risk; credit risk; high yield debt security risk; country, sector or industry focus risk; convertible securities risk; REITs risk; investment companies risk; hedging risk; hybrid instruments risk; liquidity risk; leveraging risk; derivatives risk; options risk; exchange-traded funds risk; and portfolio turnover risk.

- TA IDEX Marsico International Growth seeks long-term growth of capital by investing primarily in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in common stocks of companies operating in emerging markets. The principal risks of investing in this underlying fund are: stocks risk; growth securities risk; foreign securities risk; emerging markets risk; currency risk; and default risk.

- TA IDEX Mercury Global Allocation seeks to provide high total investment return by investing in a portfolio of both equity and fixed income securities, including money market securities and other short-term securities or instruments, of issuers located around the world. At any time, the fund may emphasize either debt securities or equity securities. The principal risks of investing in this underlying fund are: stocks risk; value risk; foreign securities risk; small- or medium-sized companies risk; currency risk; liquidity risk; preferred stocks risk; convertible securities risk; fixed income securities risk; distressed securities risk; high yield debt security risk; interest rate risk; precious metal related securities risk; credit risk; real estate securities risk; warrants and rights risk; hedging risk; derivatives risk; securities lending risk; and syndicated bank loans risk.

- TA IDEX Neuberger Berman International seeks long-term growth of capital by investing primarily in common stocks of foreign companies of any size, including companies in developed and emerging industrialized markets. The fund looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. The principal risks of investing in this underlying fund are: stocks risk; value risk; growth stocks risk; foreign securities risk; country, sector or industry focus risk; emerging markets risk; small- or medium-sized companies risk; derivatives risk; credit risk; interest rate risk; currency risk; hedging risk; securities lending risk; liquidity risk; and leveraging risk.

- TA IDEX Oppenheimer Developing Markets aggressively seeks capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of issuers that are economically tied to one or more emerging market countries. In selecting securities, the fund's sub-adviser looks primarily for foreign companies in developing markets with high growth potential. The principal risks of investing in this underlying fund are: stocks risk; growth stocks risk; foreign securities risk; emerging markets risk; country, sector or industry focus risk; small- or medium-sized companies risk; fixed income securities risk; convertible securities risk; preferred stocks risk; currency risk; liquidity risk; derivatives risk; options risk; hedging risk; credit risk; interest rate risk; warrants and rights risk and portfolio turnover risk.

- TA IDEX Templeton Great Companies Global seeks long-term growth of capital through the allocation of assets between a domestic and an international portfolio managed by two different sub-advisers. The domestic portfolio invests in common stocks of U.S. based companies that meet the sub-adviser's screens. The international portfolio invests in foreign securities, primarily foreign equity securities. The principal risks of investing in this underlying fund are: stocks risk; foreign securities risk; emerging market risk; derivatives risk; country, sector or industry focus risk; small- or medium-sized companies risk; fixed income securities risk; and preferred stocks risk.

Under adverse or unstable market conditions, the underlying funds can invest some or all of their assets in cash, repurchase agreements and money market instruments. Although the underlying funds will do this only in seeking to avoid losses, the underlying funds may be unable to pursue their investment objective during that time, and it could reduce the benefit from any upswing in


                                        4

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TA IDEX MULTI-MANAGER INTERNATIONAL FUND

the market. These defensive positions, in turn, would affect the Fund.

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks, which mostly depend on the risks of the underlying funds in which it invests (each underlying fund is not necessarily subject to each list listed below - see the description of the underlying funds above):

-    ASSET ALLOCATION

The Portfolio Construction Manager allocates the Fund's assets among underlying funds. These allocations may not be successful. For example, the underlying funds may underperform other funds or investment options, or the Fund may be underweighted in underlying funds that are enjoying significant returns and overweighted in underlying funds that are suffering from significant declines.

-    UNDERLYING FUNDS

The Fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests, a pro rata portion of whose operating expenses the Fund bears. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. To the extent that an underlying fund invests in other investment companies, the underlying fund is also subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally. Accordingly, the Fund is subject indirectly to all the risks associated with its underlying funds. These risks include the risks listed below. In addition, the Fund may own a significant portion of the shares of the underlying funds in which it invests. Transactions by the Fund may be disruptive to the management of these underlying funds, which may experience large inflows or redemptions of assets as a result. The Fund's investments may have an impact on the operating expenses of the underlying funds and may generate or increase the levels of taxable returns recognized by the Fund.

-    STOCKS

While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks an underlying fund may hold fluctuate in price, the value of your investments in the underlying fund will go up and down.

-    VALUE RISK

The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

-    GROWTH STOCKS

Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

-    FOREIGN SECURITIES

Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

-    changes in currency values

-    currency speculation

-    currency trading costs

-    different accounting and reporting practices

-    less information available to the public

-    less (or different) regulation of securities markets

-    more complex business negotiations

-    less liquidity

-    more fluctuations in prices

-    delays in settling foreign securities transactions

-    higher costs for holding shares (custodial fees)

-    higher transaction costs

-    vulnerability to seizure and taxes

-    political instability and small markets

-    different market trading days

-    EMERGING MARKETS RISK

Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less


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TA IDEX MULTI-MANAGER INTERNATIONAL FUND

stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, an underlying fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

-    SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

-    PREFERRED STOCKS

Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

-    LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell. An underlying fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

-    DERIVATIVES

The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the underlying funds if they cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, an underlying fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that an underlying fund will be able to engage in these transactions to reduce exposure to other risks.

-    HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose an underlying fund to leverage risks or carry liquidity risks.

-    OPTIONS

Investing in financial contracts such as options involve additional risks and costs. Risks include, without limitation:

-    inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the Fund may incur substantial losses

-    SHORT SALES

A short sale is effected by selling a security that an underlying fund does not own, or, if the fund does own such security, it is not to be delivered upon consummation of the sale. If the price of the security sold short increases, the underlying fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, a loss is potentially unlimited.

-    REPURCHASE AGREEMENTS

Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the other party to a repurchase agreement defaults on its obligation, an underlying fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, an underlying fund could lose money.


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TA IDEX MULTI-MANAGER INTERNATIONAL FUND

-    CREDIT RISK

An underlying fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

-    HIGH YIELD DEBT SECURITY RISK

High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A fund portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, an underlying fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing. When an underlying fund invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

-    DISTRESSED SECURITIES

An underlying fund may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, an underlying fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. An underlying fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

-    HEDGING

An underlying fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting an underlying fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

-    CURRENCY RISK

When an underlying fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, an underlying fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

-    INTEREST RATE RISK

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If an underlying fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Investors should note that short-term interest rates are still near historic lows.

-    DEFAULT RISK

An underlying fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of an underlying fund.

-    WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

-    SECURITIES LENDING

An underlying fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all.


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TA IDEX MULTI-MANAGER INTERNATIONAL FUND

As a result, an underlying fund may lose money and there may be a delay in recovering the loaned securities. An underlying fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to an underlying fund.

-    CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

-    LEVERAGING RISK

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the sub-adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an underlying fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an underlying fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund's portfolio securities.

-    COUNTRY, SECTOR OR INDUSTRY FOCUS

To the extent an underlying fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

-    PRECIOUS METAL RELATED SECURITIES

Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

-    FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

-    fluctuations in market value

- changes in interest rates: the value of a fixed income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

-    MORTGAGE RISK

Mortgage-related securities in which an underlying fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. An underlying fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of an underlying fund because the fund

TA IDEX MULTI-MANAGER INTERNATIONAL FUND

will have to reinvest that money at the lower prevailing interest rates.

-    REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include:

-    declining real estate value

-    risks relating to general and local economic conditions

-    over-building

-    increased competition for assets in local and regional markets

-    increases in property taxes

-    increases in operating expenses or interest rates

-    change in neighborhood value or the appeal of properties to tenants

-    insufficient levels of occupancy

-    inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

-    REITS

Equity Real Estate Investment Trusts ("REITs") can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

-    INVESTMENT COMPANIES

To the extent that an underlying fund invests in other investment companies such as Exchange-Traded Funds ("ETFs"), it bears its pro rata share of these investment companies' expenses, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

-    EXCHANGE-TRADED FUNDS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and an underlying fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:
(i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

-    SYNDICATED BANK LOANS

An underlying fund may invest in certain commercial loans generally known as "syndicated bank loans" by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and an underlying fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund's liquidity needs. When purchasing a participation, an underlying fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, an underlying fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution's interests with respect to a loan may involve additional risks to an underlying fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, an underlying fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

TA IDEX MULTI-MANAGER INTERNATIONAL FUND

PORTFOLIO TURNOVER

The underlying funds may engage in a significant number of short-term transactions, which may adversely affect fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the underlying funds. The underlying funds ultimately pass these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations.

INVESTOR PROFILE

This Fund may be appropriate for investors who seek to maximize total return and who can tolerate substantial volatility in the value of their principal.

PAST PERFORMANCE

No performance is shown for the Fund, as it was not available until March 1, 2006. Performance information for the Fund will appear in a future version of this prospectus once the Fund has a full calendar year of performance information to report to investors.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                             CLASS OF SHARES
                                                         -----------------------
                                                           A        B         C
                                                         ----     ----      ----
Maximum sales charge (load) imposed on purchases (as
   a % of offering price)                                5.50%    None      None
Maximum deferred sales charge (load) (as a percentage
   of purchase price or redemption proceeds, whichever
   is lower)                                             None(a)  5.00%(b)  1.00%(c)
Redemption fee on shares held 5 trading days or less
   (as a percentage of amount redeemed)                  2.00%    2.00%     2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                          CLASS OF SHARES
                                        ------------------
                                          A      B      C
                                        ----   ----   ----
Management fees                         0.10%  0.10%  0.10%
Distribution and service (12b-1) fees   0.35%  1.00%  1.00%
Other expenses(d)                           %      %      %
Total annual fund operating expenses        %      %      %
Expense reduction(e)                        %      %      %
Net operating expenses                      %      %      %

(1) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.

(b) Purchases of Class B shares are subject to a declining contingent deferred sales charge (CDSC) if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th year).

(c) Purchases of Class C shares are subject to a 1% contingent deferred sales charge if redeemed during the first 12 months of purchase.

(d)  Other expenses are based on estimates.

(e) Contractual arrangements have been made with the Fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent such expenses exceed ____%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than ____%.

A $25 annual fee is imposed on accounts open for over 2 years that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE

This example is here to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return

TA IDEX MULTI-MANAGER INTERNATIONAL FUND

is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.



If the shares are redeemed at the end of each period:

Share Class   1 year   3 years
-----------   ------   -------
     A           $        $
     B           $        $
     C           $        $

If the shares are not redeemed:

Share Class   1 year   3 years
-----------   ------   -------
     A           $        $
     B           $        $
     C           $        $

ADDITIONAL INFORMATION

Management

Investment Adviser:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO CONSTRUCTION MANAGER:

   Morningstar Associates, LLC (Morningstar)
   225 West Wacker Drive
   Chicago, Illinois 60606

PORTFOLIO CONSTRUCTION MANAGER COMPENSATION:

The portfolio construction manager receives compensation from the investment adviser calculated daily and paid monthly at the annual rate of 0.10% of the Fund's average daily net assets.

PORTFOLIO MANAGER:

TODD PORTER, CFA, is Chief Investment Strategist and has been an institutional consultant since 1996. Prior to joining Morningstar, he was a corporate governance consultant for the Gordon Group from 1990-1995. He received a B.A. and M.A. in Economics from the University of California, Berkeley (1983) and Harvard University (1985), respectively.

Morningstar serves as a portfolio construction manager and, as such, makes asset allocation and underlying fund selection decisions for the Fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the Fund's advisory arrangements will be available in the Fund's semi-annual report for the fiscal period ending April 30, 2006.

UNDERLYING FUND EXPENSES

Shareholders in the Fund will bear indirectly the proportionate expenses of the underlying TA IDEX funds in which the Fund invests.

After combining the total net operating expenses of the Fund with the weighted average of the estimated total net operating expense ratios of the Class I Shares of the underlying funds in which it contemplates to invest, the total annualized weighted average expense ratios of each class of shares of the Fund (calculated as a percentage of average net assets) are estimated to be as follows:

CLASS A   CLASS B   CLASS C
-------   -------   -------


These expense ratios are estimates only, and may vary.

SECTION B - SHAREHOLDER INFORMATION

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain affiliates and former employees of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such potential action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Morningstar has confirmed, as of the time this prospectus is printed, that there are no ongoing legal proceedings that are likely to have a material adverse effect on the Fund or on the ability of Morningstar to perform under the sub-advisory agreement.

INVESTMENT ADVISER

TA IDEX is run by a Board of Trustees. The assets of the Fund are managed by an investment adviser, who in turn selects a sub-adviser, which employs the portfolio manager(s). All such advisers to the Fund are supervised by the Board of Trustees. You can find additional information about the TA IDEX Trustees and officers in the SAI.

TFAI, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser for TA IDEX. The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with Morningstar, the Fund's portfolio construction manager. The investment adviser also monitors Morningstar's buying and selling of securities and administration of the Fund. For these services, it is paid an advisory fee. This fee is calculated on the average daily net assets of the Fund, and is paid at the rate previously shown in this prospectus.

TFAI is directly-owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly-owned subsidiaries of AEGON N.V. Great Companies, L.L.C., a sub-adviser to certain funds, is a 47.5% owned indirect subsidiary of AUSA. AUSA is wholly-owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned, indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded, international insurance group. Great Companies, L.L.C., AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC (TIM) are affiliates of TFAI and TA IDEX.

TFAI and/or its affiliates may pay, out of its own resources and not out of Fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Other Distribution or Service Arrangements" in this prospectus.

AEGON/Transamerica Series Trust (ATST) received an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits TA IDEX and its investment adviser, TFAI, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2)  materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

OPENING AN ACCOUNT

Fill out the New Account Application which is included in this prospectus or available on our website. TA IDEX requires all applications to include an investment representative or an approved broker/dealer of record. An approved broker/dealer is one that is providing services

SECTION B - SHAREHOLDER INFORMATION

under a valid dealer sales agreement with the Fund's distributor.

IRAs and other retirement plan accounts require different applications, which you can request by calling 1-888-233-4339 or visiting www.transamericaidex.com.

TA IDEX or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker/dealer.

Note: To help the U.S. government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if an individual), residential address and Social Security Number or taxpayer identification number. If there are authorized traders on your account, please provide this information for each trader. If you do not provide this information, your account will not be established. If TA IDEX cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated Net Asset Value (NAV) per share.

MINIMUM INVESTMENT*

                                                   MINIMUM      MINIMUM
                                                   INITIAL    SUBSEQUENT
                                                 INVESTMENT   INVESTMENT
                                                  (PER FUND    (PER FUND
TYPE OF ACCOUNT                                   ACCOUNT)    ACCOUNT)**
---------------                                  ----------   ----------
Regular Accounts                                   $1,000         $50
IRA, Roth IRA or Coverdell ESA                     $1,000         $50
Employer-sponsored Retirement Plans
   (includes 403(b), SEP and SIMPLE IRA plans)     $1,000         $50
Uniform Gift to Minors (UGMA) or Transfer
   to Minors (UTMA)                                $1,000         $50
Automatic Investment Plans                         $    0         $50

* TA IDEX reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

**   Minimum per monthly fund account investment.

Note: The minimum may be waived for certain payroll deduction investments and if a participant of an employer-sponsored retirement plan limits his or her salary deferral contribution to one fund account.

BY MAIL

- Send your completed application and check (made payable to Transamerica Fund Services, Inc.) to P.O. Box 219945, Kansas City, MO 64121-9945. For overnight delivery: 330 W. 9th Street, Kansas City, MO 64105.

- Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

THROUGH AN AUTHORIZED DEALER

- The dealer is responsible for opening your account and providing TA IDEX with your taxpayer identification number.

BUYING SHARES

TA IDEX or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker/dealer. To the extent authorized by law, TA IDEX and the Fund reserves the right to discontinue offering shares at any time or to cease operating entirely.

BY CHECK

- Make your check payable and send to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945.

-    For overnight delivery: 330 W. 9th Street, Kansas City, MO 64105.

- If you are opening a new account, send your completed application along with your check.

- If you are purchasing shares in an existing account(s), please reference your TA IDEX fund and account numbers.

-    All checks must be made payable to Transamerica Fund Services, Inc.

- TA IDEX does not accept money orders, traveler's checks, credit card convenience checks or cash. Cashier checks, starter checks and third-party checks may be accepted, subject to approval by TA IDEX.

- Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

BY AUTOMATIC INVESTMENT PLAN

- With an Automatic Investment Plan (AIP), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank's requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service (1-888-233-4339) for information on how to establish an AIP or visit our website at www.transamericaidex.com to obtain an AIP request form.

BY TELEPHONE

- The electronic funds transfer privilege must be established in advance, when you open your account,

SECTION B - SHAREHOLDER INFORMATION

     or by adding this feature to your existing account. Select "Electronic Bank Link" on the application or write to TA IDEX. Due to your bank's requirements, please allow up to 30 days to establish this option. Call Customer Service to invest by phone, either through our automated system (1-888-233-4339), or by speaking directly with a representative. Shares will be purchased via electronic funds when the money is received by TA IDEX, usually 2-4 business days after the request.

- Once a purchase has been telephoned, it is irrevocable and may not be modified or canceled.

- TA IDEX reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

THROUGH AN AUTHORIZED DEALER

- If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. TA IDEX must receive your payment within three business days after your order is accepted.

BY THE INTERNET

- You may request a transfer of funds from your bank account to your TA IDEX account. The electronic bank link option must be established in advance before Automated Clearing House ("ACH") purchases will be accepted. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link). Payment will be transferred from your bank account electronically. Shares will be purchased via electronic funds when the money is received by TA IDEX, usually 2-4 business days after the request.

BY PAYROLL DEDUCTION

- You may have money transferred regularly from your payroll to your TA IDEX account. Call Customer Service (1-888-233-4339) to establish this deduction.

BY WIRE TRANSFER

- You may request that your bank wire funds to your TA IDEX account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to: Bank of America, NA, Charlotte, NC, ABA# 026009593,
     Credit: Transamerica IDEX Funds Acct # 3600622064, Ref: Shareholder name, TA IDEX fund and account numbers.

- Shares will be purchased at the next determined net asset value (NAV) after receipt of your wire if you have supplied all other needed information.

If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 per fund account that has been returned.

     SELLING SHARES

Selling shares is also referred to as "redeeming" shares. You can redeem your shares at any time.

To request your redemption and receive payment by:

DIRECT DEPOSIT - ACH

- You may request an "ACH redemption" in writing, by phone or by internet access to your account. The electronic bank link option must be established in advance before Automated Clearing House ("ACH") redemptions will be accepted. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link). Maximum amount over the phone per day is the lesser of your available balance or $50,000 per fund account. Payment should usually be received by your bank account 3-5 banking days after your request. TA IDEX does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible for ACH redemptions. Call Customer Service (1-888-233-4339) to verify that this feature is in place on your account if you are unsure.

DIRECT DEPOSIT - WIRE

- You may request an "Expedited Wire Redemption" in writing, or by phone. The electronic bank link must be established in advance. Otherwise, a signature guarantee will be required. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link). Maximum amount over the phone per day is the lesser of your available balance or $50,000 (with a minimum of $1,000). Payment should be received by your bank account the next banking day after your request. TA IDEX charges $10 for this service. Your bank may charge a fee as well. TA IDEX may waive this fee for group plans. Call Customer Service (1-888-233-4339) to be sure this feature is in place on your account if you are unsure.

CHECK TO ADDRESS OF RECORD

- WRITTEN REQUEST: Send a letter requesting a withdrawal to TA IDEX. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Transamerica Fund Services,

SECTION B - SHAREHOLDER INFORMATION

     Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Attention: Redemptions. Be sure to include all shareholders' signatures and any additional documents, as well as a signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

- TELEPHONE OR INTERNET REQUEST: Call Customer Service (1-888-233-4339) and make your request using the automated system, by person-to-person, or by accessing your account on the internet. The electronic bank link option must be established in advance before ACH redemptions will be accepted. Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link. Maximum amount per day is the lesser of your available balance or $50,000 per fund account. Note: certain redemptions must be in writing.

- Once a redemption has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

CHECK TO ANOTHER PARTY/ADDRESS

- This request must be in writing, regardless of amount, with all account owners' signatures guaranteed. Mail to: Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Attention: Redemptions.

SYSTEMATIC WITHDRAWAL PLAN (BY DIRECT DEPOSIT - ACH OR CHECK)

- You can establish a Systematic Withdrawal Plan (SWP) either at the time you open your account or at a later date. Call Customer Service at (1-888-233-4339) for information on how to establish a SWP or visit our website at www.transamericaidex.com to obtain a SWP form.

THROUGH AN AUTHORIZED DEALER

- You may redeem your shares through an authorized dealer. (They may impose a service charge.) Contact your Registered Representative or call TA IDEX Customer Service (1-888-233-4339) for assistance.

YOUR REQUEST TO SELL YOUR SHARES AND RECEIVE PAYMENT MAY BE SUBJECT TO:

- The privileges or features established on your account such as a Systematic Withdrawal Plan (SWP) or telephone transactions.

-    The type of account you have and if there is more than one shareholder.

- The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee by all shareholders.

- A written request or signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, TA IDEX requires a redemption request in writing, signed and signature guaranteed by all shareholders.

- Purchases will be held at TA IDEX for 15 calendar days for funds to clear before they are eligible for redemption. Certain exceptions may apply.

- When redeeming all shares from an account with an active Automatic Investment Plan (AIP), your AIP will automatically be stopped. Please contact Customer Service (1-888-233-4339) if you wish to re-activate your AIP.

- The Fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

- Shares will normally be redeemed for cash, although the Fund retains the right to redeem its shares in kind, under unusual circumstances, in order to protect the interests of shareholders by the delivery of securities selected from its shareholders at its discretion. Please see the SAI for more details.

- If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be assessed; for Saturday delivery, a $30 overnight fee will be assessed; the ability to request 2-day express delivery of withdrawal checks is no longer available. In addition, the P.O. box overnight delivery option is no longer available.

Please see additional information relating to signature guarantees later in this prospectus.

EXCHANGING SHARES

- You may request an exchange in writing, by phone, or by accessing your account through the internet.

- You can exchange shares in one fund for shares in the same class of another TA IDEX fund.

- The minimum exchange to a new fund account is $1,000. If you want to exchange between existing fund accounts, the required minimum will be $50.

- An exchange is treated as a redemption of the Fund's shares, followed by a purchase of the shares of the

SECTION B - SHAREHOLDER INFORMATION

     fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read that fund's prospectus carefully.

- If exchanging all shares, any active systematic plan will carry over unless otherwise instructed.

- Once an exchange has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

- TA IDEX reserves the right to modify or terminate the exchange privilege at any time upon 60 days written notice.

- TA IDEX reserves the right to deny any request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

REDEMPTION FEES

REDEMPTION FEE ASSESSMENT

A short-term trading redemption fee may be assessed on any shares in the Fund account that are redeemed (whether voluntarily or involuntarily, and including redemptions that are part of an exchange transaction) during the first five (5) New York Stock Exchange trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria). Shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund.

This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other TA IDEX fund accounts, TA IDEX may in its sole discretion determine that your trading activity may be detrimental to the Fund as described in the "Market Timing/Excessive Trading" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) limit the method for requesting future redemptions out of the Fund even if any such request would not exceed the guidelines described in this prospectus.

REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES

Except as otherwise provided, you are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or a savings plan (other than a retirement plan) or a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the Fund's redemption fee on the Fund's behalf from its customers' accounts. As a result, the ability of the Fund to monitor trades that are placed by Omnibus Accounts or other nominee accounts and assess redemption fees may be severely limited in those instances in which a broker, administrator or other intermediary maintains the record of the Fund's underlying beneficial owners. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. The Fund will continue to encourage all financial intermediaries to develop the capability to assess the redemption fee from its customers who invest in the Fund. If you are investing in Fund shares through a financial intermediary, you should contact your financial intermediary (or, in the case of a qualified retirement plan, your plan sponsor) for more information on any differences in how the redemption fee is applied to your investments in the Fund.

WAIVER/EXCEPTIONS/CHANGES

Currently, TA IDEX does not impose redemption fees on redemption transactions made by investors in retirement plans (such as Internal Revenue Code sections 401(a), 401(k), 401(m), 457 and 403(b) plans).

The Fund reserves the right to waive the redemption fee at its discretion if the Fund's transfer agent believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

INVOLUNTARY REDEMPTIONS

The Fund reserves the right to close your account if the account value falls below the Fund's minimum account balance, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing or frequent small redemptions), to the fullest extent permitted by law. Involuntary redemptions are subject to

SECTION B - SHAREHOLDER INFORMATION

applicable redemption fees unless TA IDEX provides a waiver.

FEATURES AND POLICIES

MARKET TIMING/EXCESSIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, the Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

THE TA IDEX BOARD OF TRUSTEES HAS APPROVED POLICIES AND PROCEDURES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING WHICH INCLUDE LIMITATIONS ON THE NUMBER OF TRANSACTIONS IN FUND SHARES AND REDEMPTION FEES, AS DESCRIBED IN THIS PROSPECTUS. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE SHARES OF ANY OF THE FUNDS. TA IDEX reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. TA IDEX generally will consider four or more exchanges between TA IDEX funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, TA IDEX reserves the right to determine less active trading to be "excessive" or related to market timing.

While TA IDEX discourages market timing and excessive short-term trading, TA IDEX cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements. In addition, implementation of TA IDEX's restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured and there is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries' ability to deter such activity may be limited by operational and information systems capabilities. Due to the risk that TA IDEX and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Reallocations in underlying funds by the Fund in furtherance of the Fund's objective are not considered to be market timing or excess trading.

CUSTOMER SERVICE

Occasionally, TA IDEX experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach TA IDEX by telephone, please consider visiting our website at www.transamericaidex.com. You may also send instructions by mail, by fax, or by using the in-touch line.

UNCASHED CHECKS ISSUED ON YOUR ACCOUNT

If any check TA IDEX issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment.

If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks.

MINIMUM DIVIDEND CHECK AMOUNTS

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

MINIMUM ACCOUNT BALANCE

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, TA IDEX reserves the right to close such accounts. However, TA IDEX will provide a 60-day notification to you prior to assessing a minimum account fee, or closing any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

-    accounts opened within the preceding 24 months

SECTION B - SHAREHOLDER INFORMATION

- accounts with an active monthly Automatic Investment Plan ($50 minimum per fund account)

- accounts owned by an individual which, when combined by Social Security Number, have a balance of $5,000 or more

- accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

-    UTMA/UGMA accounts

-    State Street Custodial Accounts

-    Coverdell ESA accounts

- B-share accounts whose shares have started to convert to A-share accounts (as long as combined value of both accounts is at least $1,000)

Account Balance                Fee Assessment
(per fund account)           (per fund account)
------------------------   ----------------------
If your balance is below   $25 fee assessed every
$1,000 per fund account    year,
                           until balance reaches
                           $1,000

TELEPHONE TRANSACTIONS

TA IDEX and its transfer agent, Transamerica Fund Services, Inc. ("TFS") are not liable for complying with telephone instructions that are deemed by them to be genuine. TA IDEX and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where TA IDEX or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. TA IDEX reserves the right to modify the telephone redemption privilege at any time.

RETIREMENT AND ESA STATE STREET ACCOUNT MAINTENANCE FEES

Retirement plan and ESA State Street accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two fund accounts would normally be subject to a $30 annual custodial fee. An A-share account which only holds shares converted from a B-share account, and such B-share account, shall be considered one fund account for purposes of this fee. The fee is waived if the total of the retirement plan and ESA account(s)' value per Social Security Number is more than $50,000.

PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by TA IDEX. Your financial professional will answer any questions that you may have regarding such fees.

SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange.

An original signature guarantee is required if any of the following is applicable:

-    You request a redemption transaction totaling more than $100,000.

- You would like a check made payable to anyone other than the shareholder(s) of record.

- You would like a check mailed to an address which has been changed within 10 days of the redemption request.

- You would like a check mailed to an address other than the address of record.

- You would like your redemption proceeds wired to a bank account other than a bank account of record.

-    You are adding or removing a shareholder from an account.

-    You are changing ownership of an account.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

-    It does not appear valid or in good form.

- The transaction amount exceeds the surety bond limit of the signature guarantee.

-    The guarantee stamp has been reported as stolen, missing or counterfeit.

EMPLOYER SPONSORED ACCOUNTS

If you participate in an employer sponsored retirement plan and wish to make an allocation change to your current fund selection, you or your financial professional must notify TA IDEX by phone or in writing. Please also remember to inform your employer of the change(s) to your fund allocation. Documentation for allocations submitted online or in writing from your employer will be used to allocate your contributions. This documentation will supersede all other prior instructions received from you or your financial professional. (Note: If you perform a partial or complete exchange to a new fund selection,

SECTION B - SHAREHOLDER INFORMATION

your current fund allocation will remain unchanged for future contributions unless specified otherwise.)

E-MAIL COMMUNICATION

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via email. For your protection, we ask that all transaction requests be submitted only via telephone, mail or through the secure link on our website.

REINVESTMENT PRIVILEGE

Within a 90-day period after you sell your shares, you have the right to "reinvest" your money in the Fund. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any contingent deferred sales charge (CDSC) you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. To take advantage of the 90-day reinvestment privilege, a written request must accompany your investment check.

STATEMENTS AND REPORTS

TA IDEX will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify TA IDEX in writing within 90 days of any error or you will be deemed to have ratified the transaction as reported to you. If you are enrolled in the Automatic Investment Plan and invest on a monthly basis, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Please retain your statements. If you require historical statements, TA IDEX may charge $10 per statement year up to a maximum of $50 per Social Security Number.

Financial reports for the Fund, which include a list of the holdings, will be mailed twice a year to all shareholders.

PRICING OF SHARES

HOW SHARE PRICE IS DETERMINED

The price at which shares are purchased or redeemed is the net asset value per share ("NAV") that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the Fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of the Fund and shares of the underlying funds in which the Fund invests is determined on each day the New York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Orders for shares of the Fund and corresponding orders for the TA IDEX underlying funds are priced on the same day when orders for shares of the Fund are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the Fund before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding TA IDEX underlying funds on the same day, so that both orders generally will receive that day's NAV.

Foreign securities held by the underlying funds in which the Fund invests may trade in their primary markets on weekends or other days when the underlying funds do not price their shares (therefore, the NAV of an underlying fund holding foreign securities may change on days when the shareholders will not be able to buy or sell shares of the Fund).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

HOW NAV IS CALCULATED

The NAV of the Fund and each underlying fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number or shares the fund (or class) that are then outstanding. In the case of the Fund, because it invests substantially all of its assets in underlying funds under normal market conditions, its NAV will depend on the NAVs of the underlying funds in which it invests.

In general, securities and other investments held by an underlying fund (or in certain circumstances, the Fund) are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the Nasdaq Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be

SECTION B - SHAREHOLDER INFORMATION

determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the underlying funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an underlying fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the underlying fund determines its NAV per share.

CHOOSING A SHARE CLASS

TA IDEX offers three share classes in this prospectus, each with its own sales charge and expense structure.

The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.

If you are investing a large amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 5 years), or Class C shares (if you plan to invest for a period of less than 5 years).

TA IDEX may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

CLASS A SHARES - FRONT LOAD

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.) NOTE: You do not pay an initial sales charge on Class A TA IDEX Transamerica Money Market purchases. There are 12b-1 distribution and service fees of up to 0.35% per year.

If you are investing $1 million or more, you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC, unless they were purchased through a qualified retirement plan. Other substantial investments may enable you to purchase Class A shares at a reduced sales charge. See the section entitled "Waivers and/or Reductions of Charges" in this prospectus.

CLASS B SHARES - BACK LOAD

With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for five years or less, as described in the table below.

                CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES

                         AS A % OF DOLLAR
                        AMOUNT (SUBJECT TO
YEAR AFTER PURCHASING         CHANGE)
---------------------   ------------------
First                           5%
Second                          4%
Third                           3%
Fourth                          2%
Fifth                           1%
Sixth and Later                 0%

SECTION B - SHAREHOLDER INFORMATION

Class B shares automatically convert to Class A shares after eight years, lowering annual expenses after conversion.

Generally, the Fund recommends that you do not make any additional purchases in Class B shares when you already hold more than $100,000 of Class B shares of the Fund. The Fund reserves the right to reject any request to purchase Class B shares of the Fund if, as a consequence of such investment, you will hold more than $100,000 of Class B shares of the Fund. While the Fund generally rejects any requests to purchase shares beyond that threshold, the Fund cannot always recognize or detect such requests. In addition, when you make a request to purchase Class B shares directly with TA IDEX or through a broker/dealer or other financial intermediary, you may be asked to provide additional information about other Class B shares that you hold in the Fund.

CLASS C SHARES - LEVEL LOAD

With Class C shares, you pay no initial sales charge. You will pay a 1.00% CDSC if shares are redeemed during the first 12 months. There are 12b-1 distribution and service fees of up to 1.00% per year. Currently, investors who purchase Class C shares of the Fund through Merrill Lynch, Pierce, Fenner & Smith Incorporated will not be subject to any CDSC otherwise payable with respect to redemptions of such Class C shares of the Fund. This CDSC waiver may be terminated at any time.

The maximum purchase order in Class C shares is $999,999.99.

CONTINGENT DEFERRED SALES CHARGE

Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. TA IDEX will always use the first in, first out method to fulfill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

WAIVERS AND / OR REDUCTIONS OF CHARGES

CLASS A SALES CHARGE REDUCTIONS

You can lower the sales charge percentage in the following ways:

- Substantial investments receive lower sales charge rates (see tables below).

- The "rights of accumulation" allows you, your spouse and children under age 21 to include the value of your existing holdings in any class of shares of the TA IDEX funds to determine your Class A sales charge. Breakpoints are derived from the daily NAV at the market close, and the current combined NAV value at the time of the purchase and the gross amount of the new purchase.

- A "Letter of Intent" ("LOI") allows you, your spouse and children under age 21 to count all share investments, up to a maximum of $1,000,000 in a TA IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges on your Class A investments. Purchases made up to 90 days prior to establishing your LOI will be counted toward meeting the amount stated in your LOI, and the 13 month period will then begin on the date of your first purchase within the 90 day period. Purchases applied at NAV made after the establishment of your LOI (as a result of another waiver or sales charge reduction) shall not count toward meeting the amount stated in your LOI. TA IDEX will reserve a portion of your shares to cover any additional sales charge that may apply if you do not purchase the amount stated in your LOI.

- By investing as part of a qualified group. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has agreed to include fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases. To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials. Please contact Customer Service (1-888-233-4339) for further information and assistance. Qualified group accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the qualified group.

- By investing in a SIMPLE IRA plan, you and all plan participants will receive a reduced sales charge on all plan contributions that exceed quantity discount amounts. SIMPLE IRA plan accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the SIMPLE IRA plan.

SECTION B - SHAREHOLDER INFORMATION

                        CLASS A SHARE QUANTITY DISCOUNTS

                                                  SALES
                                                CHARGE AS
                                SALES CHARGE       % OF
                                   AS % OF        AMOUNT
AMOUNT OF PURCHASE*            OFFERING PRICE    INVESTED
-------------------            --------------   ---------
Under $50,000                      5.50%          5.82%
$50,000 to under $100,000          4.75%          4.99%
$100,000 to under $250,000         3.50%          3.63%
$250,000 to under $500,000         2.75%          2.83%
$500,000 to under $1,000,000       2.00%          2.04%
$1,000,000 and over                0.00%          0.00%

* The Fund's distributor, AFSG Securities Corporation ("AFSG"), must he notified when a purchase is made that qualifies under any of the above provisions. Consequently, when a purchaser acquires shares directly from TA IDEX, he/she must indicate in his/her purchase order that such purchase qualifies under any of the above provisions, and must provide enough information to substantiate that claim. When a purchaser acquires shares through a dealer or other financial intermediary, he/she must inform his/her dealer or other financial intermediary of any facts that may qualify a purchase for any of the above provisions, such as, for example, information about other holdings of Class A shares of the Fund that the purchaser has, directly with TA IDEX, or through other accounts with dealers or financial intermediaries. To substantiate a claim, it may be necessary for a purchaser to provide AFSG or his/her dealer or other financial intermediary information or records regarding shares of TA IDEX held in all accounts (e.g., retirement plan accounts) of the purchaser directly with TA IDEX or with one or several dealers or other financial intermediaries, including to substantiate "rights of accumulation" accounts held by a spouse and children under age 21.

WAIVER OF CLASS A INITIAL SALES CHARGES

Class A shares may be purchased without a sales charge by:

- Current or former TA IDEX trustees, directors, officers, full-time employees or sales representatives (including immediate family members of the foregoing) of TA IDEX, TFAI, any of the sub-advisers, any of their affiliates or family members thereof.

- Directors, officers, full-time employees and sales representatives of dealers having a sales agreement with AFSG.

- Any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.

- "Wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners, who have entered into arrangements with TA IDEX or AFSG.

- For qualified retirement plans only, TA IDEX will treat Class A share purchases in an amount of less than $1 million that are sponsored by employers with 100 or more eligible employees as if such purchases were equal to an amount in excess of $1 million. These accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the qualified retirement plan.

-    TA IDEX Asset Allocation portfolio investments in underlying TA IDEX funds.

Persons eligible to buy Class A shares at NAV may not impose a sales charge when they re-sell those shares.

WAIVER OF CLASS A, CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGES

You will not be assessed a sales charge for shares if you sell in the following situations:

- Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would continue to apply to this new account. The transfer agent will require satisfactory proof of death before it determines to waive the CDSC fee.

- Following the total disability of the shareholder (as determined by the Social Security Administration - applies only to shares held at the time the disability is determined). The transfer agent will require satisfactory proof of disability before it determines to waive the CDSC fee.

- On redemptions made under TA IDEX's systematic withdrawal plan (may not exceed 12% of the account value per fund on the day the systematic withdrawal plan was established). NOTE: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance per fund at the time of redemption.

- If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

Information on sales charge reductions and/or waivers can also be found on the TA IDEX website at www.transamericaidex.com.

SECTION B - SHAREHOLDER INFORMATION

DISTRIBUTION OF SHARES

DISTRIBUTION PLANS

The Board of Trustees of TA IDEX has adopted a 12b-1 Plan for classes of shares in certain funds of TA IDEX.

DISTRIBUTION OF CLASS A SHARES. AFSG receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the Fund may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares.

However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

DISTRIBUTION OF CLASS B SHARES. For these shares, the Fund may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS C SHARES. For these shares, the Fund may pay AFSG an annual distribution of up to 1.00%, which includes an annual service fee of 0.25%.

THE EFFECT OF RULE 12B-1. Because the Fund has 12b-1 Plans, even though Class B and C shares do not carry up-front sales loads, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A shares. In general, because 12b-1 plan fees are paid on an ongoing basis, these fees will increase the cost of your investment and may cost more than other types of sales charges. For a complete description of the Fund's 12b-1 Plans, see the SAI.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

Transamerica Capital, Inc. (TCI) (an affiliate of TFAI, TIM and AFSG), TFAI, TIM and other fund sub-advisers, directly or through TCI, out of their own resources and not out of fund assets (i.e., without additional cost to the Fund or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund and other TA IDEX funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by a fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of this prospectus, and they do not change the price paid by investors for the purchase of the Fund's shares or the amount received by a shareholder as proceeds from the redemption of fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the Fund and/or shareholders in the Fund, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of investor accounts, and finder's fees that vary depending on the Fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated dollar-amount. As of the date of this prospectus, TCI may make revenue sharing payments equal to a percentage of periodic sales, such as monthly or quarterly sales, ranging from 5 basis points (0.05%) to 45 basis points (0.45%). In addition, TCI participates in ticket charge programs with Cambridge Investment Research, Associated Securities, Inc., Securities America, Centaurus Financial and Vera Vest, in which TCI reimburses the broker/dealer for ticket charges or modifies its payment from $0 to $20, depending upon the amount of the ticket charge. TCI also pays flat annual fees ranging from $2,500 to $17,500 to Centaurus Financial, Harbour Investments, Questar Capital Corporation, Raymond James Financial Services and Associated Securities, Inc. TCI is also committed to pay to participate in meetings and events of other broker/dealers and banks.

As of the date of this prospectus, TCI has such revenue sharing arrangements with approximately 40 brokers and other financial intermediaries, of which some of the more significant include arrangements with The Advisors Group, Associated Securities, Inc., AXA Financial,

SECTION B - SHAREHOLDER INFORMATION

Cambridge Investment Research, Centaurus Financial, Duerr Financial Corp, Hantz Financial Services, Harbour Investments, Investors Capital, Janney Montgomery Scott, Legg Mason, Merrill Lynch, Mutual of Omaha, Nathan & Lewis, Park Avenue Securities, PNC, Prudential Investments, Questar Capital, RBC Dain Rauscher, Salomon Smith Barney, Securities America, Signator Investors, Transamerica Financial Resources, UBS Financial, Union Planners Financial Services, Vera Vest, Wachovia Securities, and Ziegler.

For the calendar year ended December 31, 2004, TCI paid approximately $3 million to various brokers and other financial intermediaries in connection with revenue sharing arrangements.

For the same period, TCI received revenue sharing payments ranging from $1,000 to $30,000 for a total of $316,000 from the following financial services firms to participate in its events: T. Rowe Price; American Century; Transamerica Investment Management; Fidelity; Merrill Lynch; Pacific Investment Management, LLC; Van Kampen Investments; Transamerica Life Insurance Company; Prudential; Janus Capital Management; and ING Clarion CRA.

In addition, while AFSG typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, AFSG may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled "Dealer Reallowances" of the SAI.)

From time to time, TCI, its affiliates and/or TFAI may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events. For example, representatives of TCI visit brokers and other financial intermediaries on a regular basis to educate them about the Fund and to encourage the sale of fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the Fund, and/or revenue sharing arrangements for selling shares of the Fund may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the Fund over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the Fund.

Although the Fund may use financial firms that sell fund shares to effect transactions for the Fund's portfolio, the Fund and its investment adviser or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

UNDERWRITING AGREEMENT

TA IDEX has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of TFAI and TA IDEX. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The Fund pays AFSG, or its agent, fees for its services. Of the distribution and service fees it receives for Class A and B shares, AFSG, or its agent, reallows or pays to brokers or dealers who sold them 0.25% of the average daily net assets of those shares. In the case of Class C shares, AFSG or its agent reallows its entire fee to those brokers or dealers.

DISTRIBUTIONS AND TAXES

TAXES ON DISTRIBUTIONS IN GENERAL

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. (See below for special rules applicable to particular funds.) If the Fund declares a dividend in October, November, or December but pays it in January, you will be taxed on the dividend as if you received it in the previous year.

You normally will be taxed on distributions you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional fund shares. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain.

SECTION B - SHAREHOLDER INFORMATION

Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

The Fund can have income, gains or losses from any distributions or redemptions in the underlying funds. Distributions of the long-term capital gains of the Fund or underlying funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income. The structure of the Fund and the reallocation of investments among underlying funds could affect the amount, timing and character of distributions.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains from an underlying fund to the Fund which is distributed to individual shareholders will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" to the underlying fund which is then distributed to the Fund can also qualify for the lower tax rates on qualifying dividends.

- A shareholder and the Fund will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from an underlying fund to the Fund of non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. As a result, distributions from underlying funds that invest primarily in debt securities to the Fund, such as money market funds and bond funds, will not generally qualify for the 15% rate.

The Fund will send you a tax report annually summarizing the amount of and the tax aspects of your distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

TAXES ON THE SALE OR EXCHANGE OF SHARES

If you sell shares of the Fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will be long-term capital gain if you held the shares for more than one year and otherwise short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.

WITHHOLDING TAXES

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

NON-RESIDENT ALIEN WITHHOLDING

If you are a non-U.S. investor, you must provide a U.S. mailing address to establish an account unless your broker/dealer firm submits your account through the National Securities Clearing Corporation. Your broker/dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker/dealer and returned to us before future purchases can be accepted. Shareholders that are not U.S. investors under the federal tax laws may be subject to U.S. withholding and are generally subject to U.S. tax certification requirements. Additionally, a valid W-8BEN form and documentary evidence is required if you are not a U.S. citizen or U.S. resident alien.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from TA IDEX. More information is provided in the SAI. You should also consult your own tax advisor for information

SECTION B - SHAREHOLDER INFORMATION

regarding all tax consequences applicable to your investments in TA IDEX.

INVESTMENT POLICY CHANGES

Unless expressly designated as fundamental, all policies and procedures of the Fund may be changed by TA IDEX's Board of Trustees without shareholder approval. To the extent authorized by law, TA IDEX and the Fund reserve the right to discontinue offering shares at any time, or to cease operations entirely.

APPENDIX A
EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION

In the discussions of the Fund you found descriptions of the principal strategies and risks associated with the Fund. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the Fund. Then refer to this section and read about the particular risks . For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 ("1940 Act") classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fiord, its share price can be expected to fluctuate more than a diversified fund. The Fund qualifies as a diversified fund under the 1940 Act.

CONCENTRATION

Unless otherwise stated in the Fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, the Fund will not invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies.

INVESTING IN COMMON STOCKS

Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When an underlying fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.

INVESTING IN PREFERRED STOCKS

Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)

INVESTING IN CONVERTIBLE SECURITIES, PREFERRED STOCKS, AND BONDS

Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price as the common stock does, adding to their market risk.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though an underlying fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary or for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service (Moody's) and Standard & Poors Ratings Group (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW RATING. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, subject to greater price volatility and are less liquid.


                                  APPENDIX A-1

APPENDIX A
EXPLANATION OF STRATEGIES AND RISKS

- LACK OF RATING. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash). Please see Appendix B for a description of bond ratings.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

- CHANGES IN CURRENCY VALUES. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of underlying fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation.

- CURRENCY TRADING COSTS. An underlying fund may also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. An underlying fund may incur costs when it converts other currencies into dollars, and vice-versa.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, an underlying fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by an underlying funds' custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. An underlying fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting an underlying fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the underlying fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies


                                  APPENDIX A-2

APPENDIX A
EXPLANATION OF STRATEGIES AND RISKS

     that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, an underlying fund, which invests in emerging market countries, may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND DERIVATIVES

Besides conventional securities, an underlying fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include:

DERIVATIVES. An underlying fund may use derivative instruments as part of its investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between an underlying fund and a counterparty to exchange or swap investment cash flows or asses at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investment than exchange-traded instruments. An underlying fund bears the risk that the counterparty could default under a swap agreement. Further, an underlying fund may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment. These notes expose an underlying fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, an underlying fund may receive more or less principal that it originally invested. An underlying fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the underlying funds:

- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if an underlying fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- LIQUIDITY RISK Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

- LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an underlying fund uses derivatives for leverage, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in


                                  APPENDIX A-3

APPENDIX A
EXPLANATION OF STRATEGIES AND RISKS

     response to market changes. To limit leverage risk, an underlying fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

- LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an underlying fund will engage in derivatives transactions at any time or from time to time. An underlying fund's ability to use derivatives may be limited by certain regulatory and tax considerations.

- MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to an underlying fund's interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for an underlying fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. An underlying fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

     Other risks in using derivatives include the risk of mis-pricing or improper valuation or derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an underlying fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an underlying fund's use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

INVESTING IN HYBRID INSTRUMENTS

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

INVESTING IN STOCK INDEX FUTURES

Futures involve additional investment risks and transactional costs, and draw upon skills and experience which arc different than those needed to pick other securities. Special risks include:

-    inaccurate market predictions;

-    imperfect correlation;

-    illiquidity;

-    tax consequences;

-    potential unlimited loss; and

- volatile net asset value due to substantial fluctuations in the value of these futures.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of an underlying fund's securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to an underlying fund's limitations on investing in illiquid securities. If an underlying fund's manager makes the incorrect prediction, the opportunity for loss can he magnified.

INVESTING IN FIXED INCOME INSTRUMENTS

An underlying fund may invest in "Fixed Income Instruments," which include, among others:

- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");


                                  APPENDIX A-4

APPENDIX A
EXPLANATION OF STRATEGIES AND RISKS

- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

-    mortgage-backed and other asset-backed securities;

-    inflation-indexed bonds issued both by governments and corporations;

- structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;

-    delayed funding loans and revolving credit facilities;

-    bank certificates of deposit, fixed time deposits and bankers' acceptances;

-    repurchase agreements and reverse repurchase agreements;

- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

-    obligations of international agencies or supranational entities.

An underlying fund may invest in derivatives based on Fixed Income Instruments.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payment).

Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds. Investors in these bonds are exposed to the credit standing of the municipality. If the municipality defaults on the bonds, there may be a loss on the investment.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to Alternate Minimum Tax (AMT).

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. An underlying fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTING IN SPECIAL SITUATIONS

An underlying fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of the fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

-    a new product or process;

-    a management change;


                                  APPENDIX A-5

APPENDIX A
EXPLANATION OF STRATEGIES AND RISKS

-    a technological breakthrough;

-    an extraordinary corporate event; or

- a temporary imbalance in the supply of, and demand for, the securities of an issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to an underlying fund will depend on the size of the fund's investment in a situation.

TAX-EFFICIENT MANAGEMENT

Managers strive to manage the underlying funds in a tax-efficient manner. The underlying funds seek to minimize capital gains distributions through its investment strategy. To do so, managers generally seek to follow the following strategies:

(1) Whenever the manager intends to make a sale, the manager will seek to always sell the highest cost lots; when the manager expects the sale will result in a capital gain, the manager looks for a capital loss than can be taken in another stock where the sale also makes economic sense.

(2) When taxable dividends and interest accumulates, the managers looks for short term losses to take to offset the income. In either case, the manager tries to accomplish this tax efficiency without compromising the investment opportunity in the underlying funds.

There is no guarantee an attempt to manage the underlying funds in a tax-efficient manner will be successful.

PORTFOLIO TURNOVER

The underlying funds may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds, although certain tax rules may restrict the funds' ability to sell securities when the security has been held for less than three months. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for the underlying funds. The underlying funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

INVESTMENT STRATEGIES

The underlying funds are permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the funds' Board of Trustees. The underlying funds are not under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the underlying funds to other risks and considerations, which are discussed in the funds' SAIs.

GROWTH INVESTING

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The underlying funds may underperform other funds that employ a different style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds typically will underperform when value investing is in favor.

VARIOUS INVESTMENT TECHNIQUES

Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the underlying funds' portfolios of investments and are not used for leverage. Use of such strategies may result in the failure to achieve the goals of an underlying fund by its fund manager. Also, limiting losses in this manner may cap possible gains.

IPOS

Initial public offerings (IPOs) are subject to specific risks which include, among others:

-    high volatility

-    no track record for consideration

-    securities are less liquid; and

-    earnings are less predictable.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, the underlying funds may, at times, choose to hold some portion of their net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the underlying funds increase their cash or debt investment position, their income may increase while their ability to participate in stock market advances or declines decrease. Furthermore, when the underlying funds assume a temporary defensive position they may not be able to achieve their investment objectives.


                                  APPENDIX A-6

APPENDIX A
EXPLANATION OF STRATEGIES AND RISKS

INTERNET, INTRANET OR SECTOR RISK

An underlying fund may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of such an underlying fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

SHORT SALES

An underlying fund may sell securities "short against the box." A short sale is the sale of a security that an underlying fund does not own. A short sale is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The underlying funds may outperform or underperform other funds that employ a different investment style. The underlying funds may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.


                                  APPENDIX A-7

      BOTH THE INVESTMENT RETURNS AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL
         FLUCTUATE OVER TIME SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH
                     MORE OR LESS THAN THEIR ORIGINAL COST.

                         Transamerica IDEX Mutual Funds
                            www.transamericaidex.com
                    P.O. Box 9012 - Clearwater, FL 33758-9012
        Customer Service: 1-888-233-4339 - Sales Support: 1-800-851-7555
              Distributor: AFSG Securities Corporation, Member NASD

       Shareholder inquiries and transaction requests should be mailed to:
                         Transamerica IDEX Mutual Funds
                                 P.O. Box 219945
                           Kansas City, MO 64121-9945

ADDITIONAL INFORMATION about the Fund is contained in the Fund's Statement of Additional Information, dated March 1, 2006. Other information about the Fund has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained, upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102. Reports and other information about the Fund are also available on the Commission's Internet site at httpl/www.sec.gov. To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to make other inquiries about the Fund, call or write to Transamerica IDEX Mutual Funds at the phone number or address above. In the October 31, 2006 Transamerica IDEX annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance since its creation.

PCIDEX1105

The Investment Company Act File Number for Transamerica IDEX Mutual Funds is:
811-04556

                         TRANSAMERICA IDEX MUTUAL FUNDS

                    TA IDEX MULTI-MANAGER INTERNATIONAL FUND

                             CLASS A, B AND C SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2006

                         TRANSAMERICA IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                   Customer Service (888) 233-4339 (toll free)

TA IDEX Multi-Manager International Fund (the "Fund") is a series of Transamerica IDEX Mutual Funds ("Transamerica IDEX" or "TA IDEX"), an open-end management investment company that offers a selection of investment funds. Transamerica IDEX is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is diversified.

This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Transamerica IDEX prospectus dated March 1, 2006, as it may be supplemented from time to time, which may be obtained free of charge by writing or calling Transamerica IDEX at the above address or telephone number. This SAI contains additional and more detailed information about Transamerica IDEX operations and activities than that set forth in the prospectus. The Transamerica IDEX Annual Report to shareholders for the Fund, when available, including the financial statements therein, will be incorporated by reference in the SAI.

                                TABLE OF CONTENTS

                                                                                    PAGE
                                                                                    ----
INVESTMENT OBJECTIVES............................................................      1
   INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES...............................      1

POLICIES AND PRACTICES OF THE UNDERLYING FUNDS...................................      2
   OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS.............................      2
      Options on Securities and Indices..........................................      2
      Options on Foreign Currencies..............................................      4
      Futures Contracts and Options thereon......................................      5
      Forward Contracts..........................................................      5
      Swaps and Swap-Related Products............................................      6
      Credit Default Swaps.......................................................      7
      Euro Instruments...........................................................      7
      Special Investment Considerations and Risks................................      8
      Additional Risks of Options on Foreign Currencies, Forward Contracts and
         Foreign Instruments.....................................................      8

   FOREIGN INVESTMENTS...........................................................      9
      Emerging Markets...........................................................     10

   OTHER INVESTMENT COMPANIES....................................................     11
      Exchange Traded Funds ("ETFs").............................................     11

   WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES...............     11

   ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES...........................     11

   INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS
      ("REITS")..................................................................     12

   MORTGAGE-RELATED SECURITIES...................................................     12

   INCOME PRODUCING SECURITIES...................................................     14

   LENDING OF UNDERLYING FUND SECURITIES.........................................     15

   ILLIQUID AND RESTRICTED/144A SECURITIES.......................................     15

   MUNICIPAL OBLIGATIONS.........................................................     16
      Municipal Bonds............................................................     16
      Municipal Notes............................................................     16
      Municipal Commercial Paper.................................................     16
      Variable Rate Obligations..................................................     16
      Municipal Lease Obligations................................................     16

   LOANS.........................................................................     16

   EQUITY EQUIVALENTS............................................................     17

                                TABLE OF CONTENTS
                                   (continued)

                                                                                    PAGE
                                                                                    ----
   EVENT-LINKED BONDS............................................................     17

   COLLATERALIZED DEBT OBLIGATIONS...............................................     17

   REPURCHASE AND REVERSE REPURCHASE AGREEMENTS..................................     18

   PASS-THROUGH SECURITIES.......................................................     18

   HIGH YIELD/HIGH-RISK SECURITIES...............................................     18
      Valuation risks............................................................     18
      Liquidity risks............................................................     19

   WARRANTS AND RIGHTS...........................................................     19

   U.S. GOVERNMENT SECURITIES....................................................     19

   TEMPORARY DEFENSIVE POSITION..................................................     19

   OTHER SECURITIES IN WHICH THE FUND MAY INVEST.................................     19
      Corporate Debt Securities..................................................     19
      Commercial Paper...........................................................     20
      International Agency Obligations...........................................     20
      Bank Obligations or Savings and Loan Obligations...........................     20
      Variable or Floating Rate Securities.......................................     20
      Preferred Stocks...........................................................     20
      Convertible Securities.....................................................     20
      Common Stocks..............................................................     21

   PORTFOLIO TURNOVER RATE.......................................................     21

   DISCLOSURE OF PORTFOLIO HOLDINGS..............................................     21

INVESTMENT ADVISORY AND OTHER SERVICES...........................................     22
   Investment Adviser Compensation...............................................     22
   Advisory Agreement............................................................     22
   Expense Reimbursement.........................................................     22
   Portfolio Construction Manager................................................     23
   Information About the Fund's Portfolio Managers...............................     23

DISTRIBUTOR......................................................................     23

ADMINISTRATIVE SERVICES..........................................................     23

CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES...................................     24

FUND TRANSACTIONS................................................................     24

TRUSTEES AND OFFICERS............................................................     24

SHAREHOLDER COMMUNICATION PROCEDURES WITH BOARD OF TRUSTEES......................     31

DEALER REALLOWANCES..............................................................     32

                                TABLE OF CONTENTS
                                   (continued)

                                                                                    PAGE
                                                                                    ----
DISTRIBUTION PLANS...............................................................     33

DISTRIBUTION FEES................................................................     34

NET ASSET VALUE DETERMINATION....................................................     34
   When Share Price is Determined................................................     34
   How NAV is Determined.........................................................     34

DIVIDENDS AND OTHER DISTRIBUTIONS................................................     35

SHAREHOLDER ACCOUNTS.............................................................     35

PURCHASE OF SHARES...............................................................     35

RETIREMENT PLANS.................................................................     35

REDEMPTION OF SHARES.............................................................     36

TAXES............................................................................     37

PRINCIPAL SHAREHOLDERS...........................................................     41

MISCELLANEOUS....................................................................     41

   ORGANIZATION..................................................................     41

   SHARES OF BENEFICIAL INTEREST.................................................     41

   INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM.......................     41

   CODES OF ETHICS...............................................................     42

   PROXY VOTING POLICIES AND PROCEDURES..........................................     42

PERFORMANCE INFORMATION..........................................................     42
   Average Annual Total Return Quotation.........................................     42
   Average Annual Total Return (After Taxes on Distributions) Quotation..........     43
   Average Annual Total Return (After Taxes on Distributions and Redemption)
      Quotation..................................................................     43

FINANCIAL STATEMENTS.............................................................     44

APPENDIX A                                                                           A-1

APPENDIX B                                                                           B-1

                              INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of TA IDEX Multi-Manager International Fund (the "Fund"), the underlying TA IDEX funds ("underlying funds") in which the Fund will invest, the respective investment objectives and principal investment strategies and risks of each underlying fund, and the policies and practices of the Fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

The Fund invests substantially all of its assets in underlying funds under normal market conditions. Consequently, the investment objectives of the Fund are tied to the investment objectives of the underlying funds in which it will invest in. As a result, there can be no assurance that theunderlying funds and ultimately the Fund will, in fact, achieve their objectives. In addition, the investment objectives of the Fund and its underlying funds may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of the Fund may result in the Fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, the Fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Unless expressly designated as fundamental, all policies and procedures of the Fund may be changed by TA IDEX's Board of Trustees without shareholder approval. The Fund has adopted the following fundamental restrictions:

1. DIVERSIFICATION

The Fund shall be a "diversified company" as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. BORROWING

The Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3. SENIOR SECURITIES

The Fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. UNDERWRITING SECURITIES

The Fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended ("1933 Act"), except as permitted under the 1933 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, the Fund may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its nvestment objective, investment policies and investment program.

5. REAL ESTATE

The Fund may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things, (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. MAKING LOANS

The Fund may not make loans except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7. CONCENTRATION OF INVESTMENTS

The Fund may not "concentrate" its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

8. COMMODITIES

The Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

For purposes of Investment Restriction 7, above, the underlying funds are not considered to be an industry or group of industries.

NON-FUNDAMENTAL RESTRICTION

Furthermore, the Fund has adopted the following non-fundamental restriction, which may be changed by the Board of Trustees of TA IDEX without shareholder approval.

1. ILLIQUID SECURITIES

The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

                 POLICIES AND PRACTICES OF THE UNDERLYING FUNDS

OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in the underlying funds' investment restrictions and policies.

OPTIONS ON SECURITIES AND INDICES. In an effort to increase current income and to reduce fluctuations in net asset value, an underlying fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. An underlying fund also may write call options that are not covered for cross-hedging purposes. An underlying fund may write and buy options on the same types of securities that the underlying fund may purchase directly. There are no specific limitations on an underlying fund's writing and buying of options on securities.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if an underlying fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if an underlying fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, an underlying fund will effect a "closing purchase transaction" -- the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the underlying fund previously has written. If an underlying fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the underlying fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, an underlying fund will forego the potential benefit represented by market appreciation over the exercise price.

When an underlying fund writes an option, an amount equal to the net premium (the premium less the commission) received by the underlying fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if an underlying fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, an underlying fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the underlying fund will realize a gain or loss.

The purpose of writing covered call options is to generate additional premium income for an underlying fund. This premium income will serve to enhance an underlying fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for an underlying fund.

Once the decision to write a call option has been made, an underlying fund's investment adviser or a sub-adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit an underlying fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If an underlying fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that an underlying fund will be able to effect such closing transactions at a favorable price. If an underlying fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. An underlying fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, an underlying fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. An underlying fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by an underlying fund.

Where an underlying fund may purchase put options, the underlying fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. An underlying fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to an underlying fund upon its exercise of a "put" is normally (i) the underlying fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the underlying fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the underlying fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. An underlying fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, an underlying fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. An underlying fundwill segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, an underlying fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, an underlying fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the underlying fund would suffer a loss. An underlying fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

OPTIONS ON FOREIGN CURRENCIES. An underlying fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, an underlying fund may buy put options on the foreign currency. If the value of the currency declines, the underlying fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an underlying fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an underlying fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, an underlying fund could sustain losses on transactions in foreign currency options that would require the underlying fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to an underlying fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

An underlying fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, an underlying fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, an underlying fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the underlying fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and an underlying would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, an underlying fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

An underlying fund may write covered call options on foreign currencies. A call option written on a foreign currency by an underlying fund is "covered" if the underlying fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in the underlying fund. A call option is also covered if: (i) an underlying fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S.

government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

An underlying fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which an underlying fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, an underlying fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

FUTURES CONTRACTS AND OPTIONS THEREON. An underlying fund may enter into futures contracts, purchase or sell options on any such futures contracts, and engage in related closing transactions. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

An underlying fund may use future contracts to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which the underlying fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, an underlying fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, an underlying fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give an underlying fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

An underlying fund also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require an underlying fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that an underlying fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if an underlying fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting an underlying fund's ability to hedge effectively against interest rates and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Futures transactions will be limited to the extent necessary to maintain the qualification of an underlying fund as a regulated investment companies and to avoid being deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and be subject to registration or regulation as such under the Commodity Exchange Act.

FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. An underlying fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the principal uses of forward foreign currency exchange contracts ("forward currency contracts") by an underlying fund.

An underlying fund may enter into forward currency contracts with stated contract values of up to the value of the underlying fund's assets. An underlying fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). An underlying fundwill exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, an underlying fund is able to protect themselves against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. An underlying fund may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for an underlying fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency the underlying is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If an underlying fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If an underlying fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. An underlying fundwill have to convert its holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, an underlying fund's ability to utilize forward currency contracts may be restricted. In addition, an underlying fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, an underlying fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. An underlying fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. An underlying fund also may enter into these transactions to attempt to protect against any increase in the price of securities the underlying fund may consider buying at a later date.

Interest rate swaps involve the exchange by an underlying fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

An underlying fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the underlying fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the underlying fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If an underlying fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The underlying fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. An underlying fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the underlying fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent an underlying fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by an underlying fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by an underlying fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that an underlying fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, an underlying fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. An underlying fundmay buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as an underlying fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. An underlying fund's sub-advisers may use these opportunities to the extent they are consistent with the underlying fund's investment objective and as are permitted by the underlying fund's investment limitations and applicable regulatory requirements.

CREDIT DEFAULT SWAPS. An underlying fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an underlying fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an underlying fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an underlying fund would keep the stream of payments and would have no payment obligations. As the seller, an underlying fund would be subject to investment exposure on the notional amount of the swap.

An underlying fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the underlying fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to an underlying fund in the event of a default.

EURO INSTRUMENTS. An underlying fund may make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency- denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. An underlying fundmight use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which an underlying fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, an underlying fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.An underlying fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to an underlying fund as: the possible loss of the entire premium paid for an option bought by an underlying fund; the inability of an underlying fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that an underlying fund will be able to use those instruments effectively for its intended purposes.

In connection with certain of its hedging transactions, an underlying fund must segregate assets with the fund's custodian bank to ensure that the underlying fund will be able to meet its obligations pursuant to these instruments. Segregation of a large percentage of an underlying fund's assets could impede implementation of the underlying fund's investment policies or its ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by an underlying fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Office of the Comptroller of the Currency (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting an underlying fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in an underlying fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

FOREIGN INVESTMENTS

An underlying fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts ("ADRs"). Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although an underlying fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an underlying fundinvesting in foreign markets is uninvested and no return is earned thereon. The inability of an underlying fund to make intended security purchases due to settlement problems could cause the underlying fund to miss attractive investment opportunities. Losses to an underlying fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the underlying fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to an underlying fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the underlying fund's assets. The value of the assets of the underlying fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of an underlying fund investing in foreign markets. In addition, although an underlying fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, an underlying fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time an underlying fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, an underlying fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

EMERGING MARKETS. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by foreign investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an underlying fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

An underlying fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which an underlying fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the underlying fund to suffer a loss of interest or principal on any of its holdings.

OTHER INVESTMENT COMPANIES

Subject to applicable investment restrictions, an underlying fund may invest in securities issued by other investment companies as permitted under the 1940 Act. An underlying fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the underlying fund. An underlying fund may also be subject to the effects of business and regulatory developments that affect these investment companies and the investment company industry generally.

EXCHANGE-TRADED FUNDS ("ETFS"). Subject to limitations under the 1940 Act, an underlying fund may invest in shares of investment companies known as ETFs. For example, an underlying fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 index. An underlying fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the underlying fund.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due. An underlying fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When an underlying fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by an underlying fund until it receives payment or delivery from the other party for any of the above transactions. An underlying fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although an underlying fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. At the time of settlement, the market value of the security may be more or less than the purchase price. An underlying fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, an underlying fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

Subject to its investment restrictions, an underlying fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), un underlying fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years an underlying fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. An underlying fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for an underlying fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for an underlying fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").

RISK FACTORS. Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject an underlying fund to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for or damages resulting from, environmental problems, or casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to risks associated with heavy cash flow dependency, potential default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk.

MORTGAGE-RELATED SECURITIES

An underlying fund may invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and by nongovernmental entities, provided, however, that to the extent that the underlying fundpurchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the underlying fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities in which an underlying fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If an underlying fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return an underlying fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

An underlying fund may invest in Collateralized Mortgage Obligations ("CMOs") residuals and stripped mortgage-backed securities ("SMSBs"). CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances an underlying fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to an underlying fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an underlying fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an underlying fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to an underlying fund's limitations on investment in illiquid securities.

INCOME PRODUCING SECURITIES

Unless as otherwise disclosed, an underlying fund generally will purchase defaulted securities only when the respective sub-advisers believe, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

     Disposition of Fund Securities. An underlying fund generally intends to purchase securities for which the sub-adviser expects an active market to be maintained, defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. An underlying fund will limit holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the underlying fund's ability to readily dispose of securities to meet redemptions.

     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the underlying fund.

Other types of income producing securities that an underlying fund may purchase include, but are not limited to, the following:

     Variable and Floating Rate Obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

     Standby Commitments. These instruments, which are similar to a put, give an underlying fund the option to obligate a broker, dealer or bank to repurchase a security held by the underlying fund at a specified price.

     Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     Inverse Floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security.

An underlying fund will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

These investments are subject to credit risk and market risk. Credit risk relates to the party's ability to make payment upon demand; market risk relates to the fact that the value of the security will be impacted by the rise and fall of interest rates.

LENDING OF UNDERLYING FUND SECURITIES

An underlying fund, from time to tim e, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. In accordance with guidelines from the SEC and its staff, an underlying fund must receive at least 100% collateral, in the form of cash or U.S. Government s ecurities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While an underlying fund does not have the right to vote securities on loan, each intends to regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to an underlying fund, it could experience delays in recovering its securities and possible capital losses. An underlying fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines that may be established by the Board of Trustees.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, an underlying fund may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

TA IDEX's Board of Trustees has authorized the sub-advisers of the underlying funds to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines which may be amended from time to time, an underlying fund's sub-adviser generally will consider several factors in determining whether a Rule 144A security is liquid, such as: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer and/or other factors deemed appropriate. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. An underlying fund may be restricted in its ability to sell such securities at a time when the underlying fund's sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, an underlying fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.


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

MUNICIPAL OBLIGATIONS

An underlying fund may invest in the following types of municipal obligations:

MUNICIPAL BONDS. Municipal bonds generally are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

MUNICIPAL NOTES. Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and the sub-adviser believes that this increase may continue.

VARIABLE RATE OBLIGATIONS. The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which an underlying fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. An underlying fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless an underlying fund has been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.

LOANS

An underlying fund may invest in certain commercial loans generally known as "syndicated bank loans," by acquiring participations or assignments in such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. An underlying fund may participate in such syndications, or can buy part of a loan, becoming a part lender. An underlying fund's investment in a loan participation typically will result in the underlying fund having a contractual relationship only with the lender and not with the borrower. The underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, an underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, an underlying fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, an underlying fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When an underlying fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by an underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, an underlying fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and an underlying fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of fund shares, to meet the underlying fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for an underlying fund to value these securities for purposes of calculating its net asset value.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to an underlying fund. For example, if a loan is foreclosed, an underlying fundcould become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an underlying fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, an underlying fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the underlying fund.

EQUITY EQUIVALENTS

In addition to investing in common stocks, an underlying fund may invest in other equity securities and equity equivalents, including securities that permit the underlying fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the underlying fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

An underlying fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, are an example of the type of derivative security in which an underlying fund might invest.

EVENT-LINKED BONDS

An underlying fund may invest in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose an underlying fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

COLLATERALIZED DEBT OBLIGATIONS

An underlying fund may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an underlying fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by an underlying fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default;
(iii) an underlying fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to its investment restrictions, an underlying fund may enter into repurchase and reverse repurchase agreements. In a repurchase agreement, an underlying fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. An underlying fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest.

In a reverse repurchase agreement, an underlying fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, an underlying fund will segregate with its custodian cash and appropriate liquid assets to cover its obligation under the agreement. An underlying fund will enter into reverse repurchase agreements only with parties the investment sub-adviser for the underlying fund deems creditworthy.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, an underlying fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose an underlying fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

An underlying fund may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests, which are fully discussed in this SAI. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as an underlying fund.

HIGH YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (commonly known as "junk bonds") are below investment grade securities that involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

VALUATION RISKS. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an underlying fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. An underlying fund, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

LIQUIDITY RISKS. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by an underlying fund; (iii) the new asset value of the an underlying fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS

Subject to its investment restrictions, an underlying fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that an underlying fund may hold include, in addition to those described in the prospectus, are direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, the Fund and/or an underlying fund may, at times, choose to hold some or all of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the Fund or an underlying fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decreases. Furthermore, when an underlying fund assumes a temporary defensive position, it may not be able to achieve its investment objective.

OTHER SECURITIES IN WHICH AN UNDERLYING FUND MAY INVEST

CORPORATE DEBT SECURITIES. An underlying fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

COMMERCIAL PAPER. Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

INTERNATIONAL AGENCY OBLIGATIONS. An underlying fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. An underlying fund may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

BANK OBLIGATIONS OR SAVINGS AND LOAN OBLIGATIONS. Subject to its investment restrictions, an underlying fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by an underlying fund, but the underlying fund is not restricted to obligations or institutions that satisfy specified quality criteria.

VARIABLE OR FLOATING RATE SECURITIES. Subject to its investment restrictions, an underlying fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. These securities generally are structured as loans.

PREFERRED STOCKS. Subject to its investment restrictions, an underlying fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

CONVERTIBLE SECURITIES. Subject to its investment restrictions, an underlying fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

COMMON STOCKS. Subject to its investment restrictions, an underlying fund may invest in common stocks. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

PORTFOLIO TURNOVER RATE

Changes may be made in the portfolio of an underlying fund consistent with its investment objective and policies whenever such changes are believed to be in the best interests of the underlying fund and its shareholders, and the underlying fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rates for an underlying und may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs to an underlying fund, including brokerage commissions, and may have adverse tax consequences.

The portfolio turnover rate for an underlying fund is calculated by dividing the lesser of the underlying fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Fund to protect the confidentiality of its holdings and prevent the selective disclosure of non-public information about its portfolio holdings. The Fund's service providers are required to comply with this policy. No non-public information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party, except as provided below. The Board of Trustees has adopted formal procedures governing compliance with the Fund's policies.

The Fund or its duly authorized service providers, may publicly disclose holdings of the Fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of the Fund's completed purchases and sales may only be made available after the public disclosure of the Fund's portfolio holdings.

The Fund will publish all portfolio holdings on a monthly basis on its website at www.transamericaidex.com within two weeks after the end of each month. Such information will generally remain online for up to four months or as otherwise consistent with applicable regulations. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the Fund. The Fund may then forward the information to investors and consultants requesting it. As the Fund has not yet commenced operations, the Fund's portfolio holdings are not yet available.

There are numerous mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the funds by these services and departments, the Fund may distribute (or authorize its service providers to distribute) portfolio holdings to such services and departments before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become public information; and
(ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. Neither the Fund nor is service providers receive any compensation from such services and departments. Subject to such departures as the Fund's investment adviser's compliance department believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the Fund (and its service provider, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the Confidentiality Agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

The Board and an appropriate officer of the investment adviser's compliance department or the Fund's Chief Compliance Officer ("CCO") may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board violations of the Fund's policies and procedures on disclosure of portfolio holdings.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Transamerica IDEX has entered into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of the Fund with Transamerica Fund Advisors, Inc. ("TFAI" or "Investment Adviser"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. TFAI supervises the Fund's investments and conducts its investment program. TFAI hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser.

TFAI is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. (AEGON
USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

INVESTMENT ADVISER COMPENSATION

TFAI receives compensation, calculated daily and paid monthly, from the Fund at the following annual rate (expressed as a specified percentage of the Fund's average daily net assets):

FUND                                  PERCENTAGE OF AVERAGE DAILY NET ASSETS
----                                  --------------------------------------
TA IDEX International Multi-Manager                    0.10%

ADVISORY AGREEMENT

The duties and responsibilities of the Investment Adviser are specified in the Advisory Agreement. The Advisory Agreement provides that TFAI will perform the following services or cause them to be performed by others: (i) furnish to the Fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate Fund officers, and (iii) be responsible for the administration of the Fund. The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the Fund, TFAI or by a vote of shareholders of the Fund. The Advisory Agreement provides that after an initial term of up to two years, it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that TFAI shall not be liable to the Fund or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of TFAI in the performance of its duties thereunder.

The Fund pays its allocable share of the fees and expenses of its non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the Fund or TFAI, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the Fund permits to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of Fund shares under federal and state law.

EXPENSE REIMBURSEMENT

TFAI has entered into an expense limitation arrangement with Transamerica IDEX on behalf of the Fund, pursuant to which TFAI has agreed to waive fees and/or reimburse expenses, whenever, in any fiscal year, the total cost to the Fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes, and 12b-1 fees, exceeds .45% of the Fund's average daily net assets. The Fund will, at a later date reimburse TFAI for fees and/or expenses previously waived or reimbursed during the previous 36 months if the estimated annualized operating expenses of the Fund are less than the expense cap. However, the Fund will proceed to such recoupment only if, after such recoupment, the Fund's expense ratio does not exceed the expense cap. The agreement continues automatically for one-year terms unless TFAI provides written notice to Transamerica IDEX. The agreement will terminate upon termination of the Investment Advisory Agreement.

As of the date of this SAI, the Fund has not commenced operations. As a result, no fees were paid for the past fiscal year.

PORTFOILO CONSTRUCTION MANAGER

Morningstar Associates, LLC ("Morningstar" or "Portfolio Construction Manager") located at 225 West Wacker Dr., Chicago, IL 60606, serves as a portfolio construction manager and, as such, makes asset allocation and fund selection decisions for the Fund. Morningstar also serves as a portfolio construction manager and makes asset allocation and fund selection decisions for the TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Portfolio and TA IDEX Asset Allocation - Moderate Growth Portfoilo while consulting with the TFAI Investment Committee.

As of the date of this SAI, the Fund has not commenced operations. As a result, no Portfolio Construction Management fees were paid in the prior fiscal year. The Portfolio Construction Manager receives compensation, calculated daily and paid monthly, from TFAI at the following annual rates (expressed as a specified percentage of the Fund's average daily net assets):

                FUND                  SUB-ADVISER   SUB-ADVISORY FEE
                ----                  -----------   ----------------
TA IDEX International Multi-Manager   Morningstar         0.10%

INFORMATION ABOUT THE FUND'S PORTFOLIO MANAGER

Information regarding the other accounts managed by the Fund's portfolio manager, the methods by which the Fund's portfolio manager is compensated, the range of securities owned by the portfolio manager and a description of the conflicts of interest policy applicable to the portfolio manager are provided in Appendix A of this SAI.

                                   DISTRIBUTOR

Transamerica IDEX has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of the shares of the Fund. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above.

                             ADMINISTRATIVE SERVICES

TFAI is responsible for the supervision of all administrative functions and paying its allocable portion of the salaries, fees and expenses of all Fund officers and of those trustees who are affiliated with TFAI. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of the Fund and the preparation and filing of the Fund's initial registration statements under the 1933 Act and 1940 Act are also paid by TFAI. Transamerica IDEX has entered into an Administrative Services Agreement ("Administrative Agreement") with Transamerica Fund Services, Inc. ("TFS) on behalf of the Fund. Under the Administrative Agreement, TFS carries out and supervises all of the administrative functions of the Fund and incurs expenses payable by Transamerica IDEX related to such functions. The Fund has entered into an agreement wherein the Fund would pay 0.02% of its daily net assets annually for such administrative service.

The administrative duties of TFS with respect to the Fund include: providing the Fund with office space, telephones, office equipment and supplies; paying the compensation of the Fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the Fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the Fund (other than those maintained by the Fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the Fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of the Fund; authorizing expenditures and approving bills for payment on behalf of the Fund; and providing executive, clerical and secretarial help needed to carry out its duties.

As of the date of this SAI, the Fund has not commenced operations. As a result, no administrative fees were paid for the past fiscal year.

                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is custodian for Transamerica IDEX. The custodian is not responsible for any of the investment policies or decisions of the Fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the Fund.

TFS, 570 Carillon Parkway, St. Petersburg, Florida 33716, also is the transfer agent, withholding agent and dividend disbursing agent for the Fund. TFS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of TFAI. The Fund pays the transfer agent an annual per-account charge of $19.60 for each Open Account and $1.50 for each Closed Account. There is no new account charge.

Transaction requests should be mailed to Transamerica IDEX Mutual Funds, P.O. Box 219945, Kansas City, MO 64121-9945 or Transamerica IDEX Mutual Funds, 330 W. 9th Street, Kansas City, MO 65105 (for overnight mail).

IBT is a provider of data processing and recordkeeping services for the Transamerica IDEX transfer agent. The Fund may use an affiliate of IBT as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.")

As of the date of this SAI, the Fund has not commenced operations. As a result, no transfer agency fees were paid and no brokerage credits were received for the past fiscal year.

                                FUND TRANSACTIONS

In effecting portfolio transactions on behalf of the Fund, the Portfolio Construction Manager purchases shares of the underlying funds at net asset value per share by transacting directly with TA IDEX, and does not utilize the services of broker-dealers or incur brokerage commissions.

                              TRUSTEES AND OFFICERS

The Trustees and executive officers of Transamerica IDEX are listed below. The Board of Trustees governs each TA IDEX fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the business affairs of the TA IDEX funds and the operation of Transamerica IDEX by its officers. The Board also reviews the management of the Fund's assets by TFAI and the Sub-Adviser. Transamerica IDEX is part of a Fund Complex which consists of Transamerica IDEX, AEGON/Transamerica Series Trust ("ATST"), and Transamerica Income Shares, Inc. ("TIS), and consists of 89 funds/portfolios as of the date of this SAI.

Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified; or (2) a Trustee resigns, is replaced or his or her term as a Trustee is terminated in accordance with the Fund's by-laws. The executive officers are elected and appointed by the Trustees and hold office until they resign, are removed, or are otherwise disqualified to serve.

                                                                                                          NUMBER
                                          TERM OF OFFICE                                                 OF FUNDS
                                           AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING PAST 5     IN COMPLEX       OTHER
NAME, ADDRESS AND AGE         POSITION     TIME SERVED*                       YEARS                      OVERSEEN    DIRECTORSHIPS
---------------------       -----------   --------------   ------------------------------------------   ----------   -------------
INTERESTED TRUSTEES+

Thomas P. O'Neill           Trustee       2003 - present   President, AEGON Financial Services          89                N/A
1111 North Charles Street                                  Group, Inc., Financial Institution
Baltimore, MD 21201-5574                                   Division; Trustee/Director,
(DOB 3/11/58)                                              AEGON/Transamerica Series Fund, Inc.
                                                           (ATST) and Transamerica Income Shares,
                                                           Inc. (TIS) (2003-present); Director,
                                                           National Aquarium of Baltimore

Brian C. Scott              Trustee,      2002 - present   Trustee/Director, President and CEO, ATST    89                N/A
4333 Edgewood Rd. NE        President &                    (2002-present); Director, President &
Cedar Rapids, IA 52499      CEO                            CEO, TIS (2002-present); Manager,
(DOB 9/29/43)*                                             Transamerica Investment Management, LLC
                                                           (TIM) (2002-present); President, Director
                                                           & CEO, TFAI, Transamerica Fund Services,
                                                           Inc. (TFS) (2002-present); CEO,
                                                           Transamerica Investors, Inc. (TII)
                                                           (2003-present)

INDEPENDENT TRUSTEES

Peter R. Brown***           Chairman,     1986 - present   Chairman & Trustee/Director, ATST            89                N/A
11180 6th Street East       Trustee                        (1986-present) and TIS (2000-present);
Treasure Island, FL 33706                                  Chairman of the Board, Peter Brown
(DOB 5/10/28)                                              Construction Company (1963- 2000); Rear
                                                           Admiral (Ret.) U.S. Navy Reserve, Civil
                                                           Engineer Corps

Charles C. Harris           Trustee       1994 - present   Trustee/Director, ATST (1986-present) and    89                N/A
2840 West Bay Drive, #215                                  TIS (2002-present)
Belleair Bluffs, FL 33770
(DOB 1/15/30)

Russell A. Kimball, Jr.     Trustee       2002 - present   Trustee/Director, ATST (2002-present) and    89                N/A
1160 Gulf Boulevard                                        TIS (2002-present); General Manager,
Clearwater Beach,                                          Sheraton Sand Key Resort (1975 - present)
FL 34630 (DOB 8/17/44)

William W. Short, Jr.       Trustee       1986 - present   Trustee/Director, ATST (2000-present) and    89                N/A
7882 Lantana Creek Road                                    TIS (2002-present); Retired CEO and
Largo, FL 33777                                            Chairman of the Board, Shorts, Inc.
(DOB 2/25/36)

Daniel Calabria             Trustee       1996 - present   Trustee/Director, ATST (2001-present) and    89                N/A
7068 S. Shore Drive S.                                     TIS (2002-present); Trustee, Florida Tax
South Pasadena, FL 33707                                   Free Funds (1993-2004)
(DOB 3/05/36)

Jack E. Zimmerman           Trustee       1986 - present   Retired Director, Regional Marketing of      47                N/A
6778 Rosezita Lane                                         Marietta Corporation & Director of
Dayton, OH 45459                                           Strategic Planning, Martin Marietta
(DOB 2/3/28)                                               Baltimore Aerospace.

Leo J. Hill                 Trustee       2002 - present   Trustee, ATST (2002-present) and TIS         89                N/A
2201 N. Main St.                                           (2002-present); Owner & President,
Gainesville, FL 32609                                      Prestige Automotive Group (2001-2005)
(DOB 3/27/56)

                                                                                                          NUMBER
                                          TERM OF OFFICE                                                 OF FUNDS
                                           AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING PAST 5     IN COMPLEX       OTHER
NAME, ADDRESS AND AGE         POSITION     TIME SERVED*                       YEARS                      OVERSEEN    DIRECTORSHIPS
---------------------       -----------   --------------   ------------------------------------------   ----------   -------------
John W. Waechter            Trustee       2004 - present   Trustee/Director, ATST (2004-present) &      89                N/A
3913 Bayview Circle                                        TIS (2004-present); Executive Vice
Gulfport, FL 33707                                         President, Chief Financial Officer, Chief
(DOB 2/25/52)                                              Compliance Officer, William R. Hough &
                                                           Co. (1979-present), Treasurer The Hough
                                                           Group of Funds (1993-2004)

Robert L. Anderson, Ph.D.   Trustee       2005 - Present   Dean, Professor, College of Business,        47                N/A
3301 Bayshore Blvd.,                                       University of South Florida (1995-present)
#1408 Tampa, FL 33629
(DOB 10/30/40)

OFFICERS

                                                   TERM OF
                                                 OFFICE AND
                                                  LENGTH OF                    PRINCIPAL OCCUPATION(S) OR
NAME, ADDRESS** AND AGE        POSITION        TIME SERVED***                EMPLOYMENT DURING PAST 5 YEARS
-----------------------   ------------------   --------------   -------------------------------------------------------
John K. Carter            Senior Vice          1999 - present   Sr. Vice President, General Counsel, Secretary & Chief
(DOB 4/24/61)             President,                            Compliance Officer, ATST, & TIS (1999-present);
                          General Counsel,                      Director, Sr. Vice President General Counsel, &
                          Secretary & Chief                     Secretary, TFAI & TFS (2001-present); Chief Compliance
                          Compliance Officer                    Officer, TFAI (2004-present); Vice President, AFSG
                                                                Securities Corporation (AFSG) (2001-present); Vice
                                                                President, Secretary & Chief Compliance Officer, TII;
                                                                Vice President, Transamerica Investment Services, Inc.
                                                                (TISI) (2003-present) & TIM (2001-present)

Glenn Brightman           Vice President,      2005 - present   Vice President and Principal Financial Officer, ATST
(DOB 12/01/72)            Treasurer & Chief                     and TII (2005-present)
                          Financial Officer

+    May be deemed an "interested person" (as that term is defined in the 1940
     Act) of TA IDEX because of his employment with TFAI or an affiliate of TFAI.

* Each trustee serves an indefinite term until he or she is removed, reaches mandatory retirement age, resigns or becomes incapacitated.

** The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of TA IDEX, except for the Chief Compliance Officer, receives any compensation from TA IDEX.

***  Elected and serves at the pleasure of the Board of Trustees of TA IDEX.

COMMITTEES OF THE BOARD

The Trustees are responsible for major decisions relating to the Fund's objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has eight standing committees that each perform specialized functions: the Audit, Nominating, Valuation, Valuation Oversight, Governance, Contract Renewal, Compensation and Proxy Voting Committees. Except for the Valuation Committee, each committee is composed solely of Independent Trustees.

                                                                                                          NUMBER
                                                                                                            OF
                                                                                                         MEETINGS
                                                                                                           HELD
                                                                                                          DURING
                                                                                                           LAST
                                                                                                          FISCAL
     COMMITTEE                          FUNCTIONS                                 MEMBERS                  YEAR
     ---------                          ---------                                 -------                --------
AUDIT                 Review the financial reporting process, the    John Waechter, Chairman; Janice        --
                      system of internal control, the audit          Case; Charles Harris; Daniel
                      process, and the Transamerica IDEX process     Calabria; Leo Hill, Peter Brown &
                      for monitoring compliance with investment      William Short, Jr.
                      restrictions and applicable laws and the
                      Transamerica IDEX Code of Ethics.

NOMINATING            The Nominating Committee operates under a      Peter Brown, Chairman; Daniel          --
                      written charter. The Nominating Committee      Calabria; Charles Harris; &
                      nominates and evaluates Independent Trustee    William Short, Jr.
                      candidates. The Nominating Committee meets
                      periodically, as necessary, and met twice
                      during TA IDEX's most recently completed
                      fiscal year. While the Nominating Committee
                      is solely responsible for the selection and
                      nomination of potential candidates to serve
                      on the Board, the Nominating Committee may
                      consider nominations from shareholders of
                      the funds. Shareholders may submit for the
                      Nominating Committee's consideration,
                      recommendations regarding potential nominees
                      for service on the Board. Each eligible
                      shareholder or shareholder group may submit
                      no more than one nominee each calendar year.

                      In order for the Nominating Committee to consider shareholder submissions, the following requirements, among others, must be satisfied regarding the nominee: the nominee must satisfy all qualifications provided in TA IDEX's organizational documents, including qualification as a possible Independent Director/Trustee if the nominee is to serve in that capacity; the nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group; neither the nominee nor any member of the nominee's immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group; neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee's name was submitted, during the immediately preceding calendar year, or during the year when the nominee's name was

                                                                                                          NUMBER
                                                                                                            OF
                                                                                                         MEETINGS
                                                                                                           HELD
                                                                                                          DURING
                                                                                                           LAST
                                                                                                          FISCAL
     COMMITTEE                          FUNCTIONS                                 MEMBERS                  YEAR
     ---------                          ---------                                 -------                --------
                      submitted, any consulting, advisory, or
                      other compensatory fee from the nominating
                      shareholder or any member of a nominating
                      shareholder group; the nominee may not be an
                      executive officer, director/trustee or
                      person fulfilling similar functions of the
                      nominating shareholder or any member of the
                      nominating shareholder group, or of an
                      affiliate of the nominating shareholder or
                      any such member of the nominating
                      shareholder group; the nominee may not
                      control the nominating shareholder or any
                      member of the nominating shareholder group
                      (or, in the case of a holder or member that
                      is a fund, an interested person of such
                      holder or member as defined by Section
                      2(a)(19) of the 1940 Act); and a shareholder
                      or shareholder group may not submit for
                      consideration a nominee which has previously
                      been considered by the Nominating Committee.

                      In addition, in order for the Nominating
                      Committee to consider shareholder
                      submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee: any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a fund's (or a series thereof) securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election (each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination); in addition, such securities must continue to be held through the date of the meeting and the nominating shareholder or shareholder group must also bear the economic risk of the investment; and the nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote, (b) shared power to vote or direct the vote, (c) sole power to dispose or direct the disposition of such shares, and (d) shared power to dispose or direct the disposition of such shares (in addition the certification shall provide that the shares have

                                                                                                          NUMBER
                                                                                                            OF
                                                                                                         MEETINGS
                                                                                                           HELD
                                                                                                          DURING
                                                                                                           LAST
                                                                                                          FISCAL
     COMMITTEE                          FUNCTIONS                                 MEMBERS                  YEAR
     ---------                          ---------                                 -------                --------
                      been held continuously for at least two
                      years).

                      In assessing the qualifications of a
                      potential candidate for membership on the Board, the Nominating Committee may consider the candidate's potential contribution to the operation of the Board and its committees, and such other factors as it may deem relevant.

COMPENSATION          Reviews compensation arrangements for each     Janice Case; Charles Harris,           --
                      Trustee                                        Co-Chairs; Peter Brown; Daniel
                                                                     Calabria; Russell Kimball; Leo
                                                                     Hill; William Short, Jr.; & Jack
                                                                     Zimmerman

VALUATION OVERSIGHT   Oversee the process by which the Fund          Leo Hill, Chairman; Charles            --
                      calculates its net asset value to verify       Harris; & William Short, Jr.
                      consistency with its valuation policies and
                      procedures, industry guidance,
                      interpretative positions issued by the SEC
                      and its staff, and industry best practices.

PROXY VOTING          Provides the Fund's consent to vote in         Janice Case, Chairperson; William      --
                      matters where the Adviser or Sub-Adviser       Short; Leo Hill
                      seeks such consent because of a conflict of
                      interest that arises in connection with a
                      particular vote, or for other reasons. The
                      Proxy Committee also may review the
                      Adviser's and the Sub-Adviser's proxy voting
                      policies and procedures in lieu of
                      submission of the policies and procedures to
                      the entire Board for approval.

GOVERNANCE            Provide oversight responsibilities and         Daniel Calabria, Chairman;             --
                      monitor certain issues, in consultation with   William Short, Jr.; Russell
                      the Chief Compliance Officer and independent   Kimball, Jr.
                      trustees' counsel, that affect the duties of
                      independent members of the Board

CONTRACT RENEWAL      Reviews contracts between or among the Fund    Russell Kimball, Jr., Chairman;        --
                      and its service providers. Oversight           Daniel Calabria; Janice Case
                      responsibilities for the process of
                      evaluating new contracts, reviewing existing
                      contracts on a periodic basis and make
                      recommendations to the Board with respect to
                      any contracts affecting the Fund.

TRUSTEE OWNERSHIP OF EQUITY SECURITIES

The table below gives the dollar range of shares of the Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by TFAI (collectively, the "Fund Complex"), owned by each Trustee as of December 31, 2005:

                                                                           AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                                          REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES
NAME OF TRUSTEE           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND             IN FAMILY OF INVESTMENT COMPANIES
---------------           ---------------------------------------------   ----------------------------------------------------
Peter R. Brown
Daniel Calabria
Janice B. Case
Charles C. Harris
Leo J. Hill
Russell A. Kimball, Jr.
Thomas P. O'Neill*
Brian C. Scott*
William W. Short, Jr.
Jack E. Zimmerman
John W. Waechter
Robert L. Anderson

* Interested Trustees as defined in the 1940 Act due to employment with an TFAI affiliate.

CONFLICTS OF INTEREST

The following table sets forth information as of December 31, 2005 about securities owned beneficially or of record by each Independent Trustee or members of his or her immediate family, representing interests in the Investment Adviser, Sub-Adviser or Distributor of the Fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee.

                     NAME OF OWNERS AND                TITLE OF    VALUE OF
NAME OF TRUSTEE   RELATIONSHIPS TO TRUSTEE   COMPANY     CLASS    SECURITIES   PERCENT OF CLASS
---------------   ------------------------   -------   --------   ----------   ----------------


Disinterested Trustees receive a total annual retainer fee of $64,000 from the TA IDEX funds, of which the funds pay a pro rata share allocable to each TA IDEX fund based on the relative assets of the fund. The Chairman of the Board also receives an additional retainer of $40,000 per year. Each Audit Committee member receives an additional retainer of $6,000, except the audit committee financial expert, whose additional retainer amounts to $10,000. Any fees and expenses paid to Trustees who are affiliates of TFAI or AFSG are paid by TFAI and/or AFSG and not by the funds.

Under a non-qualified deferred compensation plan (the "Plan") available to the Trustees, compensation may be deferred that would otherwise be payable by the Transamerica IDEX and/or ATST, to a Disinterested Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any material impact on the funds.

Although the Fund has not yet commenced operations, the following table provides compensation amounts paid to Disinterested Trustees for the fiscal year ended October 31, 2005 by TA IDEX:

                               COMPENSATION TABLE

                                 AGGREGATE COMPENSATION      PENSION OR RETIREMENT
                                 FROM TRANSAMERICA IDEX   BENEFITS ACCRUED AS PART OF    TOTAL COMPENSATION PAID TO
NAME OF PERSON, POSITION             MUTUAL FUNDS(1)             FUND EXPENSES          TRUSTEES FROM FUND COMPLEX(3)
------------------------         ----------------------   ---------------------------   -----------------------------
Peter R. Brown, Trustee
Daniel Calabria, Trustee
Janice Case, Trustee
Charles C. Harris, Trustee
Leo Hill, Trustee
Russell Kimball, Trustee
William W. Short, Jr., Trustee
Jack E. Zimmerman, Trustee
                                 ----------------------   ---------------------------   -----------------------------
John W. Waechter(3)
                                 ----------------------   ---------------------------   -----------------------------
Robet Anderson(4)
                                 ----------------------   ---------------------------   -----------------------------
   Total:
                                 ======================   ===========================   =============================

     (1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2005 were as follows:

     (2)  The Fund Complex currently consists of Transamerica IDEX, ATST and
          TIS.

     (3)  Mr. Waechter did not become a Trustee until February 25, 2005.

     (4)  Mr. Anderson did not beome a Trustee until September, 2005.

The Board of Trustees adopted a policy whereby any Disinterested Trustee of the Fund, who held office on September 1, 1990, and had served at least three years as a trustee may have, subject to certain limitations, elected upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the Fund. While serving as such, a trustee emeritus is entitled to receive from the Fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the Fund, plus reimbursement of expenses incurred for attendance at Board meetings.

                      SHAREHOLDER COMMUNICATION PROCEDURES
                             WITH BOARD OF TRUSTEES

The Board of Trustees of TA IDEX has adopted these procedures by which shareholders of a fund may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of TA IDEX ("Secretary"), as follows:

                              Board of Trustees
                              Transamerica IDEX Mutual Funds
                              c/o Secretary
                              570 Carillon Parkway
                              St. Petersburg, Florida 33716

Each shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the underlying portfolio of the fund to which it relates, and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Usually, with respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to the fund or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the fund, or (ii) is ministerial in nature (such as a request for fund literature, share data or financial information).

                               DEALER REALLOWANCES

Transamerica IDEX sells shares of its funds, including the Fund both directly and through authorized dealers. When you buy shares, the Fund receives the entire NAV of the shares you purchase. AFSG keeps the sales charge, then "reallows" a portion to the dealers through which shares were purchased. This is how dealers are compensated. From time to time, and particularly in connection with sales that are not subject to a sales charge, AFSG may enter into agreements with a broker or dealer whereby the dealer reallowance is less than the amounts indicated in the following tables.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by AFSG, including lodging and travel expenses, in accordance with the rules of the NASD.

Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

                        CLASS A SHARE DEALER REALLOWANCES

AMOUNT OF PURCHASE                        REALLOWANCE TO DEALERS AS A % OF OFFERING PRICE
------------------                        -----------------------------------------------
Under $50 Thousand                        4.75%
   $50 Thousand to under $100 Thousand    4.00%
   $100 Thousand to under $250 Thousand   2.75%
   $250 Thousand to under $500 Thousand   2.25%
   $500 Thousand to under $1 Million      1.75%
For purchases of $1 Million and above:
   $1 Million to under $5 Million         1.00%
   $5 Million to under $50 Million        1.00% on first $5 million plus 0.50% on excess
   $50 Million and above                  1.00% on first $5 million plus 0.50% to $50 million plus
                                          0.25% on excess

                        CLASS B SHARE DEALER REALLOWANCES

AMOUNT OF PURCHASE                        REALLOWANCE TO DEALERS AS A % OF OFFERING PRICE
------------------                        -----------------------------------------------
All purchases                             4.00%*

                        CLASS C SHARE DEALER REALLOWANCES

AMOUNT OF PURCHASE                        REALLOWANCE TO DEALERS AS A % OF OFFERING PRICE
------------------                        -----------------------------------------------
All purchases                             1.00%**

----------
* From time to time, AFSG may reallow to a dealer an amount less than 4% on sales of Class B shares. In such circumstances, AFSG will benefit directly to the extent the reallowance percentage is reduced below 4% on any purchase of Class B Shares.

** From time to time, AFSG may enter into agreements with brokers and dealers whereby the dealer allowance may be less than the amount indicated. Such agreements would also provide that the applicable shares could be subject to a contingent deferred sales charge for a period less than the otherwise applicable period.

                               DISTRIBUTION PLANS

As stated in the prospectus under "Distribution of Shares," the Fund has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B, and Class C shares of the Fund. This Plan is structured as a Compensation Plan.

In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of AFSG that reimbursements of distribution-related expenses by the Fund under the Distribution Plans would provide incentives to AFSG to establish and maintain an enhanced distribution system whereby new investors will be attracted to the Fund. The Trustees believe that improvements in distribution services should result in increased sales of shares in the Fund. In turn, increased sales are expected to lead to an increase in the Fund's net asset levels, which would enable the Fund to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the Fund, for net inflows of cash from new sales may enable a fund's investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.

Under the Plans for Class A shares (the "Class A Plans"), the Fund may pay AFSG an annual distribution fee of up to 0.35% and an annual service fee of up to 0.25% of the average daily net assets of the Fund's Class A shares; however, to the extent that the Fund pays service fees, the amount which the Fund may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of the Fund's Class A shares.

Under the Plans for Class B shares (the "Class B Plans"), the Fund may pay AFSG an annual distribution fee of up to 1.00% and an annual service fee of up to 0.25% of the average daily net assets of the Fund's Class B shares.

Under the Plans for Class C shares (the "Class C Plans"), the Fund may pay AFSG an annual distribution fee of up to 1.00% and an annual service fee of up to 0.25% of the average daily net assets of the Fund's Class C shares.

AFSG may use the fees payable under the Class A, Class B and Class C Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B or Class C shares, respectively, or in personal service to and/or maintenance of these shareholder accounts. In the case the Fund or certain of its classes of shares are closed to new investors or investments, AFSG also may use the fees payable under these Plans to make payments to brokers and other financial intermediatires for past sales and distribution efforts. For each class, these activities and expenses may include, but are not limited to:

     Compensation to employees of AFSG;

     Compensation to and expenses of AFSG and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;

     In the case the Fund or certain of its class of shares is closed to new investors or investments, payment for services to and for maintenance of existing shareholder accounts and compensation of broker-dealers or other intermediaries for past sales and distribution efforts.

     The costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and

     The cost of preparing, printing and distributing sales literature and advertising materials.

Under the Plans, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by AFSG of the amounts expended by AFSG in distributing and servicing Class A, Class B or Class C shares of the Fund and the purpose for which such expenditures were made. For so long as the Plans are in effect, selection and nomination of the Trustees who are not interested persons of the Fund shall be committed to the discretion of the Trustees who are not interested persons of the Fund.

A Plan may be terminated as to a class of shares of the Fund at any time by vote of a majority of the Disinterested Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the Disinterested Trustees of the Fund that have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of the Fund requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the TA IDEX Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

                                DISTRIBUTION FEES

As of the date of this SAI, the Fund has not commenced operations. As a result, no distribution fees were paid for the past fiscal year.

                          NET ASSET VALUE DETERMINATION

The price at which shares are purchased or redeemed is the net asset value per share ("NAV") that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the Fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of the Fund and shares of the underlying funds in which the Fund invests is determined on each day the New York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Orders for shares of the Fund and corresponding orders for the TA IDEX underlying funds are priced on the same day when orders for shares of the Fund are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the Fund before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding TA IDEX underlying funds on the same day, so that both orders generally will receive that day's NAV.

Foreign securities held by the underlying funds in which the Fund invests may trade in their primary markets on weekends or other days when the underlying funds do not price their shares (therefore, the NAV of an underlying fund holding foreign securities may change on days when the shareholders will not be able to buy or sell shares of the Fund).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

HOW NAV IS DETERMINED

The NAV of the Fund and each underlying fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number or shares the fund (or class) that are then outstanding. In the case of the Fund, because it invests substantially all of its assets in underlying funds under normal market conditions, its NAV will depend on the NAVs of the underlying funds in which it invests.

In general, securities and other investments held by an underlying fund (or in certain circumstances, the Fund) are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the Nasdaq Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the underlying funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an underlying fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the underlying fund determines its NAV per share.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders annually.

                              SHAREHOLDER ACCOUNTS

Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in the prospectus.

                               PURCHASE OF SHARES

As stated in the prospectus, the Fund currently offers investors a choice of three classes of shares: Class A, Class B and Class C. Class A, Class B or Class C shares of the Fund can be purchased through AFSG or through broker-dealers or other financial institutions that have sales agreements with AFSG. Shares of the Fund are sold at the net asset value per share as determined at the close of the regular session of business on the New York Stock Exchange next occurring after a purchase order is received and accepted by the Fund. (The applicable sales charge is added in the case of Class A shares.) The prospectus contains detailed information about the purchase of Fund shares.

Shareholders whose investments are transferred from one class of shares of a Transamerica IDEX fund to another class of shares of the same Transamerica IDEX fund for administrative or eligibility reasons also may qualify for a waiver or reduction of sales charges and/or redemption charges in connection with the exchange.

Information on sales charge reductions and/or waivers can also be found on the Transamerica IDEX website at www.transamericaidex.com.

                                RETIREMENT PLANS

Transamerica IDEX offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plan documents for Individual Retirement Accounts, Code Section 403(b)(7) plans and SEP-IRA and SIMPLE IRA plans are available by calling or writing TFS Customer Service. These plans require the completion of separate applications, which are also available from TFS Customer Service. State Street Bank & Trust, Kansas City, Missouri ("State Street"), acts as the custodian or trustee under these plans for which it charge an annual fee of $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your combined retirement plan and ESA account(s)' balance per taxpayer identification number is more than $50,000, there is no fee. To receive additional information or forms on these plans, please call your Financial Advisor or Transamerica IDEX Customer Service at 1-888-233-4339 or write to Transamerica Fund Services at P.O. Box 219945, Kansas City, Missouri 64121-9945. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.

                              REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three business days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's net assets at the time of redemption.

Shares will normally be redeemed for cash, although the Fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. TA IDEX has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities for purposes of calculating the Fund's NAV, and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to TFS.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed (except for holidays and weekends); (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

The Contingent Deferred Sales Charge (CDSC) is waived on redemptions of Class B and Class C shares (and Class A and C, when applicable) in the circumstances described below:

(a) Redemption upon Total Disability or Death

The Fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the Federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan ("SWP") with respect to the shareholder's investment in the Fund. Under the SWP, a dollar amount of a participating shareholder's investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.

The amount of a shareholder's investment in a fund at the time election to participate in the SWP is made, with respect to the Fund, is hereinafter referred to as the "Initial Account Balance." The amount to be systematically withdrawn from a fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The Fund reserves the right to change the terms and conditions of the SWP and the ability to offer the SWP.

Please Note: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

(c) Reinvestment Privilege

The CDSC is also waived on redemption of shares as it relates to the reinvestment of redemption proceeds in the same class of shares of another fund within 90 days after redemption.

Currently, investors who purchase Class C shares of the funds through Merrill Lynch, Pierce, Fenner & Smith Incorporated on or after June 21, 2004 will not be subject to any CDSC otherwise payable with respect to redemptions of such Class C shares of the Fund. In connection with such purchases, AFSG will pay Merrill Lynch, Pierce, Fenner & Smith Incorporated compensation equal to 1.00% of the aggregate offering price for the Class C shares of the Fund so purchased. This CDSC waiver may be terminated at any time.

                                      TAXES

In order to qualify as a regulated investment company ("RIC"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income.

The Fund expects to qualify, for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or foreign currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and
(3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships. If the Fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then the Fund should have little or no income taxable to it under the Code. Shareholders of a RIC generally are required to include these distributions as ordinary income, to the extent the distributions are attributable to the RIC's investment income (except for qualifying dividends as discussed below), net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). If the Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the Fund's available earnings and profits.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts from prior periods. The Fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Tax laws generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains from an underlying fund to the Fund which is then distributed to individual shareholders will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" to the underlying fund which is then distributed to the Fund can also qualify for the lower tax rates on qualifying dividends.

- A shareholder and the Fund will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains, which are distributed to the Fund from an underlying Fund, will be taxed at the ordinary income tax rate applicable to the taxpayer.

Upon the sale or other disposition of Fund shares, or upon receipt of a distribution in complete liquidation of the Fund, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of Fund shares held by the shareholder for six months or less, will be treated as a long term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.

The Fund will not be able to offset gains distributed by one underlying fund in which it invests against losses in another underlying fund in which the Fund invests. Redemptions of shares in an underlying fund, including those resulting from changes in the allocation among underlying funds, could also cause additional distributable gains to shareholders of the Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Fund. Further, a portion of losses on redemptions of shares in the underlying funds may be deferred under the wash sale rules. As a result of these factors, the use of the fund-of-funds structure by the Fund could therefore affect the amount, timing and character of distributions to shareholders. The Fund will also not be able to pass through from the underlying funds any potential benefit from the foreign tax credit or income from certain federal obligations (that may be exempt from state tax).

Passive Foreign Investment Companies -- An underlying fund in which the Fund invests in may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the underlying fund distributes the PFIC income as a taxable dividend to its shareholders. In addition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on any gain on disposition of the shares of an underlying fund, plus interest thereon, even if the Fund distributes the PFIC income to shareholders. If such a tax is imposed on anunderlying fund, the balance of the PFIC income will be included in the underlying fund's investment company taxable income and, accordingly, will not be taxable to the underlying fund to the extent that the income is distributed to its shareholders. If an underlying fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the underlying fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the underlying fund, and the amounts so included would be subject to the underlying fund's Distribution Requirement. As a result, if this election were made, the Fund may receive an increased distribution from the underlying fund which would be subject to the Distribution Requirement. . In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. Distributions from a PFIC are not eligible for the reduced rate of tax on "qualifying dividends."

In addition, another election may be available that would involve marking to market an underlying fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but an underlying fund could incur nondeductible interest charges. An underlying fund's intention to qualify annually as a regulated investment company may limit that underlying fund's ability to make an election with respect to PFIC stock.

Options, Futures and Forward Contracts and Swap Agreements -- Certain options, futures contracts, and forward contracts in which an underlying fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by an underlying fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

The 60% long-term capital gains from the contracts will flow to the Fund and its shareholders as long-term capital gain while the 40% short-term capital gains from the contract will be recharacterized as ordinary income.

Generally, the hedging transactions undertaken by an underlying fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the underlying fund. In addition, losses realized by an underlying fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to an underlying fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by an underlying fund, the ordinary income received by the Fund and is taxed as ordinary income when distributed to shareholders.

An underlying fund may make one or more of the elections available under the Code which are applicable to straddles. If an underlying fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that invests in an underlying fund which did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. An underlying fund intends to account for such transactions in a manner deemed by them to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of an underlying fund as a regulated investment company might be affected and amounts received by the Fund would be recharacterized for federal tax purposes. In addition, the underlying fund would be subject to entity level tax which would decrease the amount that could be distributed to the Fund, and, thereafter to shareholders.

The requirements applicable to an underlying fund's qualification as a regulated investment company may limit the extent to which the underlying fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed at the rate of tax applicable to ordinary income.

Market Discount -- If an underlying fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase amount is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the underlying fund in each taxable year in which the underlying fund owns an interest in such debt security and receives a principal payment on it. In particular, an underlying fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or
(ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by an underlying fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the underlying fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the "accrued market discount", which will flow-through the Fund and to shareholders when distributed.

Original Issue Discount -- Certain debt securities acquired by an underlying fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by an underlying fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Therefore, the amount of ordinary income the Fund may have to distribute would increase.

Some debt securities may be purchased by an underlying fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Constructive Sales -- These rules may affect timing and character of gain if an underlying fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If an underlying fund enters into certain transactions in property while holding substantially identical property, the underlying fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the underlying fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the underlying fund's holding period and the application of various loss deferral provisions of the Code.

Foreign Taxation -- Income received by an underlying fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The payment of such taxes will ultimately reduce the amount of dividends and distributions paid to the Fund's shareholders. The Fund will not be able to pass through from the underlying funds any potential benefit from the foreign tax credit.

Foreign Currency Transactions -- Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time an underlying fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that the underlying fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of an underlying fund's investment company taxable income to be distributed to its shareholders as ordinary income which may increase the Fund's investment company taxable income to be distributed to it's shareholders as ordinary income.

Backup Withholding -- The Fund may be required to withhold U.S. Federal income tax at the rate of 28% of all amounts deemed to be distributed The 28% rate applies to shareholders receiving payments who:

a.   fail to provide the Fund with their correct taxpayer identification number,

b.   fail to make required certifications or,

c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding

Taxation of Non. U.S. Shareholders Dividends from investment company taxable income attributable to the Fund's taxable year beginning before January 1, 2005 or after December 31, 2007 and paid to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") may be subject to a 30% withholding tax unless the applicable tax rate is reduced by a treaty between the United States and the shareholder's country of residence. Dividends from investment company taxable income attributable to the Fund's taxable year beginning after December 31, 2004 or before January 1, 2008 that are attributable to short-term capital gains or "qualified interest income" may not be subject to withholding tax, provided that the Fund elects to follow certain procedures. The Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Withholding does not apply to a dividend paid to a foreign shareholder that is "effectively connected with the shareholder's conduct of a trade or business within the United States," in which case the withholding requirements applicable to domestic taxpayers apply.

The treatment of income dividends and capital gains distributions by the Fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of the Fund's management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

                             PRINCIPAL SHAREHOLDERS

The Fund had not yet commenced operations and there were no outstanding shares as of the date of this SAI.

                                  MISCELLANEOUS

ORGANIZATION

The Fund is a series of Transamerica IDEX, a Delaware statutory trust that currently is governed by a Declaration of Trust ("Declaration of Trust") dated as of February 25, 2005.

On September 20, 1996 in a tax-free reorganization, TA IDEX Janus Growth (formerly IDEX II Growth Fund) acquired all of the assets and assumed all of the liabilities of IDEX Fund and IDEX Fund 3 in exchange for Class T shares of IDEX Janus Growth which were then distributed on a pro rata basis to the respective shareholders of IDEX Fund and IDEX Fund 3. Upon closing of the reorganization, IDEX II Series Fund changed its name to IDEX Series Fund. IDEX Series Fund became IDEX Mutual Funds effective March 1, 1999. Effective March 1, 2004, IDEX Mutual Funds changed its name to Transamerica IDEX Mutual Funds.

TA IDEX held a special meeting of shareholders on February 25, 2005 for the purposes of approving, among other things, reorganizing TA IDEX from a Massachusetts business trust to a Delaware statutory trust. The shareholders of TA IDEX approved this reorganization, funds that have been formed as part of the Delaware statutory trust and which are identical to the then-current funds, assumed the assets and liabilities of the then-current funds and the Delaware statutory trust assumed the registration statement of the Massachusetts business trust.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits Transamerica IDEX to issue an unlimited number of shares of beneficial interest. Shares of Transamerica IDEX are fully paid and nonassessable when issued. Shares of Transamerica IDEX have no preemptive, cumulative voting, conversion or subscription rights. Shares of Transamerica IDEX are fully transferable but Transamerica IDEX is not bound to recognize any transfer until it is recorded on the books.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of TA IDEX or his earlier death, resignation, bankruptcy or removal. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize Transamerica IDEX, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Transamerica IDEX bylaws, or at the request of the Trustees.

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP located at 101 East Kennedy Boulevard, Suite 150 Tampa, FL 33602-51470 serves as independent registered certified public accounting firm for Transamerica IDEX.

CODES OF ETHICS

Transamerica IDEX, TFAI, the Portfolio Construction Manager and AFSG each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of Transamerica IDEX, TFAI, the Portfolio Construction Manager and AFSG from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PROXY VOTING POLICIES AND PROCEDURES

As detailed in the Transamerica IDEX Proxy Voting Policies and Procedures below, Transamerica IDEX uses the proxy voting policies and procedures of the adviser and/or sub-advisers to determine how to vote proxies relating to securities held by the Transamerica IDEX funds. The proxy voting policies and procedures of TFAI are attached hereto as Appendix B.

Transamerica IDEX files SEC Form N-PX, with the complete proxy voting records of the funds for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from Transamerica IDEX, upon request by calling 1-888-233-4339; and (2) on the SEC's website at www.sec.gov.

TRANSAMERICA IDEX PROXY VOTING POLICIES AND PROCEDURES - ADOPTED EFFECTIVE JUNE 10, 2003.

I. STATEMENT OF PRINCIPLE

Transamerica IDEX seeks to assure that proxies received by the funds are voted in the best interests of the funds' stockholders and have accordingly adopted these procedures.

II. DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER AND SUB-ADVISER POLICIES

Each fund delegates the authority to vote proxies related to portfolio securities to Transamerica Fund Advisors, Inc. (the "Adviser"), as investment adviser to Transamerica IDEX, which in turn delegates proxy voting authority for most portfolios of Transamerica IDEX to the sub-adviser retained to provide day-to-day portfolio management for that fund. The Board of Trustees of Transamerica IDEX adopts the proxy voting policies and procedures of the adviser and sub-advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of Transamerica IDEX.

III. PROXY COMMITTEE

The Board of Trustees of Transamerica IDEX has appointed a committee of the Board (the "Proxy Committee") for the purpose of providing the funds' consent to vote in matters where the adviser or sub-adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Committee also may review the adviser's and each sub-adviser's proxy voting policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.

IV. ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER AND SUB-ADVISERS

The Board of Trustees of Transamerica IDEX or the Proxy Committee of Transamerica IDEX will review on an annual basis the proxy voting policies of the adviser and sub-advisers applicable to Transamerica IDEX.

                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN QUOTATION

Quotations of average annual total return for a particular class of shares of the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                P(1 + T)(n) = ERV

Where:

     P = a hypothetical initial payment of $1,000,

     T = the average annual total return,

     n = the number of years, and

   ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATION

The Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(D)

Where:

        P = a hypothetical initial payment of $1,000,

        T = the average annual total return (after taxes on distributions),

        n = the number of years, and

   ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) QUOTATION

The Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(DR)

Where:

         P = a hypothetical initial payment of $1,000,

         T = the average annual total return (after taxes on distributions),

         n = the number of years, and

   ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

                              FINANCIAL STATEMENTS

Because the Fund has not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI. Audited financial statements for the Fund, when available, will be incorporated by reference from the Transamerica IDEX Annual Report to be dated October 31, 2006.

                                   APPENDIX A

                          PORTFOLIO MANAGER INFORMATION

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

The Portfolio Manager may also be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these has an advisory fee based on the performance of the account.

                REGISTERED INVESTMENT COMPANIES        Other Pooled Investment Vehicles                Other Accounts
             -------------------------------------  -------------------------------------  -------------------------------------
NAME         NUMBER OF ACCOUNTS  TOTAL ASSETS ($M)  NUMBER OF ACCOUNTS  TOTAL ASSETS ($M)  NUMBER OF ACCOUNTS  TOTAL ASSETS ($M)
----         ------------------  -----------------  ------------------  -----------------  ------------------  -----------------
Todd Porter

POTENTIAL CONFLICTS OF INTEREST

Morningstar Associates, employees may purchase or sell for their own accounts the same or different investments from those recommendations made to its clients, including the fund of funds underlying Transamerica IDEX Mutual Funds.

However, because Morningstar Associates recommends portfolios consisting of mutual funds, the personal investing activities of its personnel should not conflict with its advisory activities or the timing of its allocation recommendations. Despite that fact, Morningstar Associates requires certain of its employees, including Mr. Porter, to submit to its Chief Compliance Officer, a Personal Security Transaction Report quarterly and a Personal Holdings Report annually. In addition, all employees of Morningstar Associates are not allowed to buy/sell positions in publicly traded companies that, as a significant part of their business, manage mutual funds and/or closed-end funds. This prohibition is intended to mitigate any appearance of conflicts of interest.

In addition, Morningstar Associates has adopted policies to prevent employees from trading on the basis of material nonpublic information. Employees in possession of material, nonpublic information may not trade in securities to which the information relates or tip such information to others. In certain instances, the firm will employ information blocking devices, watch lists, and restricted lists as a means of preventing illegal insider trading.

COMPENSATION FOR THE FISCAL YEAR COMPLETED DECEMBER 31, 2004

Mr. Porter receives a fixed salary. In addition each member of the team receives an annual bonus, based on the discretion of the President of Morningstar Associates and from a pool that is tied to the profitability of Morningstar Associates operations. A significant portfolio of the revenue of Morningstar Associates comes from the fee based on the assets under management in the fund of funds. Mr. Porter may also receive options on the stock of Morningstar, Inc. Such options are distributed annual at the discretion of the President of Morningstar Associates.

OWNERSHIP OF SECURITIES

Aggregate Dollar Range of Securities in the Funds

The following table indicates the dollar range of each Fund beneficially owned by the Fund's portfolio manager as of December 31, 2004.

Portfolio Manager  None  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  Over $1,000,000
-----------------  ----  ----------  ---------------  ----------------  -----------------  -------------------  ---------------
Todd Porter         X

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

TRANSAMERICA FUND ADVISORS, INC.

PROXY VOTING POLICIES AND PROCEDURES ("TFAI PROXY POLICY")

PURPOSE. The TFAI Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and TFAI's fiduciary and other duties to its clients. The purpose of the TFAI Proxy Policy is to ensure that where TFAI exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TFAI clients exercise voting authority with respect to TFAI client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TFAI client.

TFAI'S ADVISORY ACTIVITIES. TFAI acts as investment adviser to Transamerica IDEX Mutual Funds, Transamerica Income Shares, Inc., Transamerica Index Funds, Inc. and AEGON/Transamerica Series Fund, Inc. (collectively, the "Funds"). For most of the investment portfolios comprising the Funds, TFAI has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TFAI and each sub-adviser (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") and approved by the Board of Trustees/Directors/Managers of the client Fund (the "Board"). TFAI serves as a "manager of managers" with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

SUMMARY OF THE TFAI PROXY POLICY. TFAI delegates the responsibility to exercise voting authority with respect to securities held in the Funds' portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). TFAI will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that TFAI is called upon to exercise voting authority with respect to client securities, TFAI generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. ("ISS") or another qualified independent third party, except that if TFAI believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TFAI will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

DELEGATION OF PROXY VOTING AUTHORITY TO SUB-ADVISERS. TFAI delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser's proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a "Sub-Adviser Proxy Policy" and collectively, the "Sub-Adviser Proxy Policies").

ADMINISTRATION, REVIEW AND SUBMISSION TO BOARD OF SUB-ADVISER PROXY POLICIES - APPOINTMENT OF PROXY ADMINISTRATOR. TFAI will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the "Proxy Administrator").

INITIAL REVIEW. On or before July 1, 2003, the Proxy Administrator will collect from each Sub-Adviser:

-    its Sub-Adviser Proxy Policy;

- a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser's interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

- a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund's registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

- The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TFAI making a recommendation to the Board. In conducting its review, TFAI recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator's review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

     - whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

     - whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

     - whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

- The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

- TFAI will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator's review of the Sub-Adviser Proxy Policy provided for in
     Section V.B.2.

- TFAI will follow the same procedure in connection with the engagement of any new Sub-Adviser.

-    Subsequent Review

- TFAI will request that each Sub-Adviser provide TFAI with prompt notice of any material change in its Sub-Adviser Proxy Policy. TFAI will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, TFAI will request that each Sub-Adviser provide TFAI with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TFAI and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

RECORD OF PROXY VOTES EXERCISED BY SUB-ADVISER. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

TFAI EXERCISE OF PROXY VOTING AUTHORITY - USE OF INDEPENDENT THIRD PARTY. If TFAI is called upon to exercise voting authority on behalf of a Fund client, TFAI will vote in accordance with the recommendations of ISS or another qualified independent third party (the "Independent Third Party"), provided that TFAI agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

CONFLICT WITH VIEW OF INDEPENDENT THIRD PARTY. If, in its review of the Independent Third Party recommendation, TFAI believes that the recommendation is not in the best interests of the Fund client, TFAI will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TFAI or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TFAI's proposed vote.

ASSET ALLOCATION PORTFOLIOS. For any asset allocation portfolio managed by TFAI and operated, in whole or in part, as a "fund of funds", TFAI will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TFAI will seek Board (or Committee) consent with respect to TFAI's proposed vote in accordance with the provisions of
Section VI.B.

CONFLICTS OF INTEREST BETWEEN TFAI OR ITS AFFILIATES AND THE FUNDS. The TFAI Proxy Voting Policy addresses material conflicts that may arise between TFAI or its affiliates and the Funds by, in every case where TFAI exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

RECORDKEEPING - RECORDS GENERALLY MAINTAINED. In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TFAI to maintain the following records:

-    the TFAI Proxy Voting Policy; and

-    records of Fund client requests for TFAI proxy voting information.

RECORDS FOR TFAI EXERCISE OF PROXY VOTING AUTHORITY. In accordance with Rule 204-2(c)(2) under the Advisers Act, if TFAI exercises proxy voting authority pursuant to Section VI above, TFAI, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

- proxy statements received regarding matters it has voted on behalf of Fund clients;

-    records of votes cast by TFAI; and

- copies of any documents created by TFAI that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

RECORDS PERTAINING TO SUB-ADVISER PROXY POLICIES. The Proxy Administrator will cause TFAI and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

-    each Sub-Adviser Proxy Policy; and

-    the materials delineated in Article V above.

If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

TIME PERIODS FOR RECORD RETENTION. All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TFAI.

PROVISION OF TFAI PROXY POLICY TO FUND CLIENTS. The Proxy Administrator will provide each Fund's Board (or a Board Committee) a copy of the TFAI Proxy Policy at least once each calendar year.

                         TRANSAMERICA IDEX MUTUAL FUNDS

                                OTHER INFORMATION
                                     PART C

ITEM 22 EXHIBITS

     List all exhibits filed as part of the Registration Statement.

          (a)  Declaration of Trust (25)

          (b)  Bylaws (25)

          (c)  Not Applicable

          (d)  (1)  Investment Advisory Agreements

                    (aa) TA IDEX Janus Growth (4)

                    (bb) TA IDEX Transamerica Flexible Income (19)

                    (cc) TA IDEX Jennison Growth (1)

                    (dd) TA IDEX Transamerica Value Balanced (13)

                    (ee) TA IDEX Transamerica High-Yield Bond (2)

                    (ff) TA IDEX T. Rowe Price Tax-Efficient Growth, TA IDEX
                         Salomon All Cap and TA IDEX T. Rowe Price Small Cap (4)

                    (gg) TA IDEX Transamerica Growth Opportunities and TA IDEX
                         Transamerica Equity (6)

                    (hh) TA IDEX Great Companies - America(SM), TA IDEX Great
                         Companies- Technology(SM) and TA IDEX Federated Tax Exempt (7)

                    (ii) TA IDEX Templeton Great Companies Global (22)

                    (jj) TA IDEX American Century International and TA IDEX
                         American Century Large Company Value (9)

                    (kk) TA IDEX Transamerica Money Market, TA IDEX Transamerica
                         Convertible Securities, TA IDEX PIMCO Total Return, TA IDEX Salomon Investors Value and TA IDEX T. Rowe Price Health Sciences (26)

                    (ll) TA IDEX Marsico Growth (15)


                    (mm) TA IDEX Clarion Global Real Estate Securities and TA
                         IDEX PIMCO Real Return TIPS (16)


                    (nn) TA IDEX Transamerica Small/Mid Cap Value (19)

                    (oo) TA IDEX Transamerica Balanced (22)

                    (pp) TA IDEX J.P. Morgan Mid Cap Value, TA IDEX Marsico
                         International Growth, TA IDEX Mercury Large Cap Value, TA IDEX T. Rowe Price Equity Income, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Large Cap Core, TA IDEX Van Kampen Small Company Growth, TA IDEX Van Kampen Active International Allocation, TA IDEX Evergreen International Small Cap (23)

                    (qq) TA IDEX Protected Principal Stock (13)


                    (rr) TA IDEX AllianceBernstein International Value, TA IDEX
                         Neuberger Berman International, TA IDEX Oppenheimer Developing Markets, TA IDEX J.P. Morgan International Bond, TA IDEX Federated Market Opportunity, and TA IDEX Mercury Global Allocation (26)

                    (ss) TA IDEX Van Kampen Mid-Cap Growth (27)

                    (tt) TA IDEX International Multi-Manager (27)


               (2)  Sub-Advisory Agreements

                    (aa) TA IDEX Janus Growth (12)

                    (bb) TA IDEX Transamerica Flexible Income (19)

                    (cc) TA IDEX Transamerica Value Balanced (13)

                    (dd) TA IDEX Transamerica High-Yield Bond (1)

                    (ee) TA IDEX T. Rowe Price Tax-Efficient Growth and TA IDEX
                         T. Rowe Price Small Cap (4)

                    (ff) TA IDEX Salomon All Cap (4)

                    (gg) TA IDEX Transamerica Growth Opportunities and TA IDEX
                         Transamerica Equity (6)

                    (hh) TA IDEX Great Companies - America(SM), TA IDEX Great
                         Companies - Technology(SM) and TA IDEX Federated Tax Exempt (7)

                    (ii) TA IDEX Templeton Great Companies Global (22)

                    (jj) TA IDEX American Century International and TA IDEX
                         American Century Large Company Value (9)

                    (kk) TA IDEX Jennison Growth (1)

                    (ll) TA IDEX Transamerica Convertible Securities and TA IDEX
                         Transamerica Money Market (12)

                    (mm) TA IDEX PIMCO Total Return (12)

                    (nn) TA IDEX T. Rowe Price Health Sciences (12)

                    (oo) TA IDEX Salomon Investors Value (12)

                    (pp) TA IDEX Marsico Growth (17)


                    (qq) TA IDEX Clarion Global Real Estate Securities (16)


                    (rr) TA IDEX PIMCO Real Return TIPS (16)

                    (ss) TA IDEX Transamerica Small/Mid Cap Value (19)

                    (tt) TA IDEX Transamerica Balanced (22)

                    (uu) TA IDEX Evergreen International Small Cap (23)

                    (vv) TA IDEX J.P. Morgan Mid Cap Value (23)

                    (ww) TA IDEX Marsico International Growth (23)

                    (xx) TA IDEX Mercury Large Cap Value (23)

                    (yy) TA IDEX MFS High Yield (23)

                    (zz) TA IDEX T. Rowe Price Equity Income (23)

                    (aaa) TA IDEX Third Avenue Value (23)

                    (bbb) TA IDEX Transamerica Short-Term Bond (23)

                    (ccc) TA IDEX UBS Large Cap Value (23)

                    (ddd) TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van
                         Kampen Large Cap Core, TA IDEX Van Kampen Small Company Growth, TA IDEX Van Kampen Active International Allocation (23)

                    (eee) TA IDEX Protected Principal Stock (13)

                    (fff) TA IDEX AllianceBernstein International Value (26)


                    (ggg) TA IDEX Neuberger Berman International (26)

                    (hhh) TA IDEX Oppenheimer Developing Markets (26)

                    (iii) TA IDEX JP. Morgan International Bond (26)

                    (jjj) TA IDEX Federated Market Opportunity (26)

                    (kkk) TA IDEX Mercury Global Allocation (26)

                    (lll) TA IDEX Credit Suisse Commodities (27)

                    (mmm) TA IDEX Van Kampen Mid-Cap Growth (27)

                    (uu) (nnn) TA IDEX International Multi-Manager (27)


          (e)       (1)  Underwriting Agreement (Schedule I) (16)

                    (2)  Dealer's Sales Agreement (15)

                    (3)  Service Agreement (5)

                    (4)  Wholesaler's Agreement (3)

          (f)  Trustees Deferred Compensation Plan (2)

          (g)  Custody Agreement (14)

          (h)       (1)  (a) Transfer Agency Agreement (1)

                         (b) Amendment to Transfer Agency Agreement (24)

                    (2)  (a) Administrative Services Agreement (14)

                         (b) Amendment to Administrative Services Agreement (24)

                    (3)  Expense Limitation Agreement (16)

                    (4)  Consulting Agreement (19)


          (i)  Opinion of Counsel (27)

          (j)  Not applicable

          (k) Financial Statements - AEGON/Transamerica Fund Services, Inc. (now known as Transamerica Fund Advisors, Inc.) (24)


          (l)  Investment Letter from Sole Shareholder (2)

          (m) (1) Plan of Distribution under Rule 12b-1 - Class A/B Shares (all funds) (19)

               (2)  Plan of Distribution under Rule 12b-1 - Class C Shares (19)

                    (aa) TA IDEX Janus Growth (5)

                    (bb) TA IDEX Salomon Investors Value (5)

                    (cc) TA IDEX Transamerica Value Balanced (5)

                    (dd) TA IDEX Transamerica Balanced (5)

                    (ee) TA IDEX Transamerica Flexible Income (19)


                    (ff) TA IDEX Transamerica High-Yield Bond (5)


                    (gg) TA IDEX Marsico Growth (5)

                    (hh) TA IDEX T. Rowe Price Tax-Efficient Growth (5)

                    (ii) TA IDEX Salomon All Cap (5)

                    (jj) TA IDEX T. Rowe Price Small Cap (5)

                    (kk) TA IDEX Jennison Growth (3)

                    (ll) TA IDEX Transamerica Growth Opportunities and TA IDEX
                         Transamerica Equity (6)

                    (mm) TA IDEX Great Companies - America(SM) and TA IDEX Great
                         Companies - Technology(SM) (7)

                    (nn) TA IDEX Templeton Great Companies Global (8)

                    (oo) TA IDEX American Century International and TA IDEX
                         American Century Large Company Value (9)

                    (pp) Amendment to Plan of Distribution under Rule 12b-1 -
                         Class C Shares (11)

                    (qq) TA IDEX Transamerica Convertible Securities, TA IDEX
                         Transamerica Money Market, TA IDEX PIMCO Total Return, TA IDEX T. Rowe Price Health Sciences (12)

                    (rr) TA IDEX Transamerica Small/Mid Cap Value (19)

                    (ss) TA IDEX Protected Principal Stock (13)

               (3) Plan of Distribution under Rule 12b-1 - Class M Shares (Federated Tax Exempt) (26)

          (n)  Amended and Restated Plan for Multiple Classes of Shares (12)

          (o)  Reserved

          (p)  Code of Ethics

               (1)  Transamerica IDEX Mutual Funds (24)

               (2)  Transamerica Fund Advisors, Inc. (24)

               SUB-ADVISERS

               (3)  AEGON USA Investment Management, LLC (7)


               (4)  Federated Equity Management Company of Pennsylvania (7)


               (5)  Janus Capital Management, LLC (7)

               (6)  Salomon Brothers Asset Management Inc (7)

               (7)  Transamerica Investment Management, LLC (24)

               (8)  T. Rowe Price Associates, Inc. (7)

               (9)  Great Companies, L.L.C. (8)

               (10) Jennison Associates LLC (24)

               (11) American Century Investment Management, Inc. (10)

               (12) Pacific Investment Management Company LLC (13)

               (13) Banc of America Capital Management, LLC (15)

               (14) ING Clarion Real Estate Securities (16)

               (15) Templeton Investment Counsel, LLC (18)

               (16) Evergreen Investment Management Company, LLC (23)

               (17) J.P. Morgan Investment Management Inc. (23)

               (18) Fund Asset Management, L.P., dba Mercury Advisors (20)

               (19) UBS Global Asset Management (Americas) Inc. (23)

               (20) Morgan Stanley Investment Management Inc. (21)

               (21) Gateway Investment Advisers, Inc. (13)


               (22) American Century Global Investment, Inc. (27)

               (23) Alliance Capital Management LP (26)

               (24) Credit Suisse Asset Management LLC (26)

               (25) Neuberger Berman Management (26)

               (26) Oppenheimer Funds, Inc.(26)


----------
All exhibits filed previously are herein incorporated by reference

(1) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 33-2659).

(2) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).

(3) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659).

(4) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).

(5) Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).

(6) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).

(7) Filed previously with Post-Effective Amendment No. 35 to Registration Statement filed on March 31, 2000 (File No. 33-2659).

(8) Filed previously with Post-Effective Amendment No. 37 to Registration Statement filed on June 16, 2000 (File No. 33-2659).

(9) Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 33-2659).

(10) Filed previously with American Century [California] Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 002-82734).

(11) Filed previously with Post-Effective Amendment No. 42 to Registration Statement on March 1, 2001 (File No. 33-2659).

(12) Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 33-2659).

(13) Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 33-2659).

(14) Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 33-2659).

(15) Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 33-2659).

(16) Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 33-2659).

(17) Filed previously with Post-Effective Amendment No. 52 to Registration Statement on February 28, 2003 (File No. 33-2659).

(18) Filed previously with Post-Effective Amendment No. 54 to Registration Statement on December 31, 2003 (File No. 33-2659).

(19) Filed previously with Post-Effective Amendment No. 56 to Registration Statement on March 1, 2004 (File No. 33-2659).

(20) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 50 to Registration Statement on April 30, 2002, and incorporated herein by reference (File No. 811-4419).

(21) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 56 to Registration Statement on February 28, 2003, and incorporated herein by reference (File No. 811-4419).

(22) Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 33-2659).

(23) Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 33-2659).

(24) Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 33-2659).

(25) Filed previously with Post-Effective Amendment No. 69 to Registration Statement on May 27, 2005 (File No. 33-2659).


(26) Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 7, 2005 (File No. 33-2659).

(27) To be filed by amendment.


ITEM 23 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

ITEM 24 INDEMNIFICATION

     Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 25 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Transamerica Fund Advisors, Inc. ("TFAI") is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of Christopher A. Staples, Brian C. Scott and John K. Carter, directors of TFAI, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of TFAI: Carol A. Sterlacci, Vice President and Treasurer of Transamerica Fund Services, Inc. and other related entities.

     Janus Capital Management LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206-4928, serves as sub-adviser to TA IDEX Janus Growth. Janus also serves as sub-adviser to certain of the mutual funds within AEGON/Transamerica Series Trust and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts.


     John H. Bluher, Senior Vice President, Secretary and Chief Public Affairs Officer; Bonnie M. Howe, Vice President and Assistant General Counsel; Kelley Abbott Howes, Senior Vice President and General Counsel; Heidi J. Walter, Vice President and Assistant General Counsel; Loren M. Starr, Senior Vice President and Chief Financial Officer; Steven L. Schied, Chief Executive Officer; David R. Kowalski, Vice President of Compliance and Chief Compliance Officer; Robin C. Beery, Senior Vice President and Chief Marketing Officer; James P. Goff, Vice President and Director of Research; Edward F. Keely, Vice President; Karen L. Reidy, Vice President; Jonathan D. Coleman, Vice President; Ronald V. Speaker, Vice President; David J. Corkins, Vice President; Girard C. Miller, Executive Vice President and Chief Operating Officer; William H. Bales, Vice President; David C. Decker, Vice President; Mike Lu, Vice President; Brent A. Lynn, Vice President; Thomas R. Malley, Vice President; Sharon S. Pichler, Vice President;
E. Marc Pinto, Vice President; Blaine P. Rollins, Vice President; Ron Sachs, Vice President; Scott W. Schoelzel, Vice President; J. Eric Thorderson, Vice President; Darrell W. Watters, Vice President; Jason Yee, Vice President; Andrew
J. Iseman, Vice President; Stephen Belgrad, Vice President of Finance and Strategy, and Treasurer; Matthew R. Luorna, Vice President Taxation; Gregory A. Frost, Vice President and Controller; Nigel J. Austin, Vice President of International Funds and General Counsel; Douglas N. Beck, Vice President of Corporate Affairs; Curt R. Foust, Vice President, Assistant Secretary and Assistant General Counsel; Kevin Lindsell, Vice President of Corporate Risk Management; Peter Boucher, Vice President of Human Resources; Bradley Prill, Vice President of Total Rewards; James J. Coffin, Vice President of Institutional Services; Russell P. Shipman, Vice President of Institutional Services; Tom H. Warren, Vice President of Institutional Services; Ken E. Paieski, Vice President and Director of Separate Account Services; Jane C. Ingalls, Vice President of Public Relations; Anita E Falicia, Vice President of Investment Accounting; Andrea J. Young, Vice President, Information Technology; Douglas J. Laird, Vice President, Retail Services and Operations; Mark Thomas, Vice President; John J. Mari, Vice President; Blair E. Johnson, Vice President; Gary Black, Chief Investment Officer; John Zimmerman, Senior Vice President of Institutional Services; Erich Gerth, Senior Vice President and Managing Director at Janus Global Adviser; Richard Gibson Smith, Vice President; Minyoung Sohn, Vice President; Claire Young Stilwell, Vice President; Jack Swift, Vice President.

                                      * * *


     Jennison Associates, LLC ("Jennison"), the sub-adviser to TA IDEX Jennison Growth, is a direct wholly-owned subsidiary of Prudential Investment
Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.


     The business and other connections of Jennison Associates LLC's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.


NAME AND ADDRESS                                        Principal Occupation
-----------------------------------   -------------------------------------------------------
Dennis M. Kass                        Director, Chairman and Chief Executive Officer,
                                         Jennison. Chairman and Manager, Quantitative
                                         Management Associates LLC ("QM"). Director and
                                         Vice President, Prudential Investment Management,
                                         Inc. ("PIM"). Signatory Second Vice President,
                                         The Prudential Insurance Company of America
                                         ("PICA").
Spiros Segalas                        Director, President and Chief Investment Officer,
                                         Jennison.

NAME AND ADDRESS                                        Principal Occupation
-----------------------------------   -------------------------------------------------------
Ronald K. Andrews                     Director, Jennison. Senior Vice President, Prudential
   Gateway Center Three, 15th Floor      Investments LLC. Senior Vice President, American
   100 Mulberry Street                   Skandia Investment Services, Incorporated. Senior
   Newark, New Jersey 07102              Vice President, American Skandia Advisory
                                         Services, Inc. Manager, QM.
Timothy J. Knierim                    Director, Jennison. Assistant Secretary, PIM
   Gateway Center Two, 6th Floor         Warehouse, Inc. ("PIMW"). Corporate Secretary,
   100 Mulberry Street                   Pramerica Financial Asia Limited. Secretary and
   Newark, New Jersey 07102              Vice President, Residential Information Services,
                                         Inc. Vice President, PIM. Manager, QM.
Bernard B. Winograd                   Director, Jennison. Director, Chief Executive Officer
   Gateway Center Three, 15th Floor      and President, PIM. Director and Vice President,
   100 Mulberry Street                   Prudential Asset Management Holding Company.
   Newark, New Jersey 07102              Director and Chairman, PIMW. Director and
                                         Chairman, PIC Holdings Limited. Executive Vice
                                         President, Prudential Investment Management
                                         Services LLC. Director and President, PIM
                                         Investments, Inc. President, PIM Foreign
                                         Investments, Inc. Signatory Second Vice
                                         President, PICA. Manager, QM.
Mirry M. Hwang                        Secretary, Vice President and Corporate Counsel,
                                         Jennison.
Kenneth Moore                         Treasurer, Senior Vice President and Chief Financial
                                         Officer, Jennison. Chief Financial Officer,
                                         Manager and Vice President, QM. Vice President,
                                         PIM. Director, Prudential Trust Company ("PTC").
                                         Signatory Second Vice President, PICA.
Blair A. Boyer                        Executive Vice President, Jennison.
David Chan                            Executive Vice President, Jennison.
Michael A. Del Balso                  Executive Vice President, Jennison. Vice President,
                                         PTC.
Thomas F. Doyle                       Executive Vice President, Jennison.
   1000 Winter Street, Suite 4900
   Waltham, Massachusetts 02154
Daniel J. Duane                       Executive Vice President, Jennison. Vice President,
                                         PTC.
Scott L. Hayward                      Executive Vice President, Jennison. Vice President,
                                         PIM. Vice President, QM. Signatory Second Vice
                                         President, PICA.
Susan F. Hirsch                       Executive Vice President, Jennison.
David A. Kiefer                       Executive Vice President, Jennison. Vice President,
                                         PTC.
Jonathan R. Longley                   Executive Vice President, Jennison.
   1000 Winter Street, Suite 4900
   Waltham, Massachusetts 02154
Mehdi A. Mahmud                       Executive Vice President, Jennison. Vice President, QM.
Kathleen A. McCarragher               Executive Vice President, Jennison. Vice President,
                                         PTC.
Thomas G. Wolfe                       Executive Vice President, Jennison.
Andrew Goldberg                       Senior Vice President, Jennison. Vice President, QM.
                                         Signatory Second Vice President, PICA.
Leslie S. Rolison                     Senior Vice President, Jennison.

                                      * * *

     Salomon Brothers Asset Management Inc ("SaBAM"), 399 Park Avenue, New York, New York, 10022, serves as sub-adviser to TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value. The directors and officers are as follows: Virgil H. Cumming, Member of the Board of Directors and Managing Director of Citigroup Global Markets Inc.; Peter J. Wilby, Member of the Board of Directors and Managing Director of SaBAM; Evan L. Melberg, Member of the Board of Directors and Managing Director of SaBAM; Michael F. Rosenbaum, Chief Legal Officer and General Counsel of Citigroup Asset Management; Jeffrey S. Scott, Compliance Officer.

                                      * * *


     T. Rowe Price Associates, Inc., ("T. Rowe") 100 East Pratt Street, Baltimore, Maryland 21202 serves as sub-adviser to TA IDEX T. Rowe Price Tax-Efficient Growth, TA IDEX T. Rowe Price Small Cap, and TA IDEX T. Rowe Price Health Sciences. Edward C. Bernard; James A.C. Kennedy; Mary J. Miller; David J.L. Narren; James S. Riepe; George A. Roche; and M. David Testa and Brian C. Rogers.


                                      * * *


     Transamerica Investment Management, LLC, ("TIM") 1150 South Olive Street, Suite 2700, Los Angeles, California 90015, serves as sub-adviser to TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Balanced, TA IDEX Transamerica Equity, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Value Balanced and TA IDEX Transamerica Money Market. The officers are John R. Kenney, Manager and Chairman, Director and Co-Chief Executive Officer of Great Companies, L.L.C.; Larry N. Norman, Manager, and Executive Vice President and Chief Executive Officer of AEGON USA, Inc.; John C. Riazzi, Manager and Chief Executive Officer and Gary U. Rolle, Manager, President and Chief Investment Officer;


                                      * * *


     Great Companies, L.L.C. ("Great Companies"), 635 Court Street, Clearwater, Florida 33756, serves as sub-adviser to TA IDEX Great Companies - AmericaSM and TA IDEX Great Companies - TechnologySM, and as co-sub-adviser to TA IDEX Templeton Great Companies Global. John R. Kenney, Member and Manager, serves as Chairman and Co-CEO. James Hare Huguet, Member and Manager, serves as President, Co-CEO and Chief Investment Officer.; Thomas R. Moriarty, Manager, also serves as Executive Vice President of Transamerica Fund Services, Inc.; Executive Vice President of Transamerica Fund Advisers, Inc.; Chairman, Director and President of InterSecurities, Inc.; Vice President of AFSG Securities Corp.; and Vice President of Western Reserve Life Assurance Co. of Ohio; Jerome C. Vahl, Manager, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio. John C. Riazzi, Manager, also serves as CEO of Transamerica Investment Management, LLC ("TIM") an affiliated Investment Adviser of Great Companies, LLC.


                                      * * *

     Templeton Investment Counsel, LLC ("Templeton"), One Franklin Parkway, San Mateo, California 94403-1906, serves as co-sub-adviser to TA IDEX Templeton Great Companies Global. The executive officers of Templeton are as follows:
Donald F. Reed, CEO; Gary P. Motyl, President; Martin L. Flanagan, Executive Vice President & COO; Gregory E. McGowan, Executive Vice President; Mark R. Beveridge, Sr. Vice President & Portfolio Manager - Research Analyst; Tracy A. Harrington, Sr. Vice President - Institutional Marketing Support; William Howard, Executive Vice President & Portfolio Manager - Research Analyst; Charles
R. Hutchens, Sr. Vice President & Director Client Services; Peter A. Nori, Executive. Vice President & Director of Research; Cindy L. Sweeting, Executive. Vice President & Director of Research; Edgerton T. Scott, Sr. Vice President; Michael J. Corcoran, Vice President & Controller; Peter D. Anderson, Sr. Vice President - Institutional Marketing; Guang Yang, Sr. Vice President; Barbara J. Green, Secretary.

                                      * * *


     Federated Equity Management Company of Pennsylvania ("Federated"), Federated Investors Tower, Pittsburgh, PA 15222-3779, serves as co-sub-adviser to TA IDEX Federated Market Opportunity. It is a subsidiary of Federated Investors, Inc.



     Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management by Federated and other subsidiaries of Federated Investors, Inc. is approximately $198 billion. The

Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); Keith M. Schappert, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp.; Trustee and President - Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.); Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Advisory Services Company, Federated Global Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bavard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

     The remaining Officer of Federated is Secretary and Vice President: G. Andrew Bonnewell.

     The business address of each of the Officers of Federated is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.


                                      * * *

     American Century Investment Management, Inc. ("American Century"), 4500 Main Street, Kansas City, Missouri 64111, serves as sub-adviser to TA IDEX American Century Large Company Value. James Evans Stowers, Jr. is Chairman of the Board; James Evans Stowers, III is Co-Chairman of the Board; William McClellan Lyons is President, Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David H. Reinmiller is Chief Compliance Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Senior Vice President; Mark L. Mallon is Chief Investment Officer and Senior Vice President.

                                      * * *

     American Century Global Investment Management, Inc. ("ACGIM"), The Chrysler Building, 666 3rd Avenue, 23rd Floor, New York, New York 10017, serves as sub-adviser to TA IDEX American Century International. James Evans Stowers, Jr. is Chairman of the Board; James Evans Stowers, III is Co-Chairman of the Board; William McClellan Lyons is President, Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David
H. Reinmiller is Chief Compliance Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Senior Vice President; Mark L. Mallon is Chief Investment Officer and Senior Vice President.

                                      * * *


Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to TA IDEX PIMCO Total Return and TA IDEX PIMCO Real Return TIPS.
MANAGING DIRECTORS (28)
Tammie J. Arnold
William R. Benz
John B. Brynjolfsson

Wendy W. Cupps
Chris P. Dialynas
Mohamed A. El-Erian
William H. Gross (EC)
John L. Hague
Pasi M. Hamalainen
Brent R. Harris (EC)
Douglas M. Hodge (Tokyo)
Brent L. Holden (EC)
Margaret E. Isberg
James M. Keller
Raymond G. Kennedy
John S. Loftus
Sudesh N. Mariappa
Scott A. Mather (Munich)
Paul A. McCulley
Joseph McDevitt (London)
Dean S. Meiling (Consulting)
James F. Muzzy
Mohan V. Phansalkar
William F. Podlich (Consulting)
William C. Powers (EC)
Ernest L. Schmider
W. Scott Simon
Lee R. Thomas
William S. Thompson (EC)
Richard M. Weil (EC)
EC = Executive Committee
of  PIMCO

CHIEF EXECUTIVE OFFICER
William S. Thompson

CHIEF FINANCIAL OFFICER
John C. Maney

CHIEF LEGAL OFFICER
Mohan V. Phansalkar

CHIEF OPERATING OFFICER
Richard M. Weil

CHIEF COMPLIANCE OFFICER
Denise C. Seliga

                                      * * *


AEGON USA Investment Management LLC ("AUIM"), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser to TA IDEX Transamerica High-Yield Bond. Its managers and officers are:

MANAGERS:


     Eric B. Goodman
     Brenda K. Clancy
     Craig D. Vermie

OFFICERS:

     Eric B. Goodman, President & Chief Investment Officer
     Kirk W. Buese, Executive Vice President - Private Finance
     Frank E. Collecchia, Executive Vice President-Portfolio Management Daniel P. Fox, Executive Vice President - Risk Management
     David R. Ludke, Executive Vice President
     Mark J. Zinkula, Executive Vice President - Public Fixed Income David M. Carney, Senior Vice President and Chief Financial Officer Bradley J. Beman, Senior Vice President
     John T. Bender, Senior Vice President
     Joel L. Coleman, Senior Vice President
     Mark E. Dunn, Senior Vice President
     David R. Halfpap, Senior Vice President
     William L. Hurwitz, Senior Vice President
     Steven P. Opp, Senior Vice President
     Sarvjeev S. Sidhu, Senior Vice President
     Michael B. Simpson, Senior Vice President
     Jon L. Skaggs, Senior Vice President
     Robert A. Smedley, Senior Vice President
     Josh E. Braverman, Vice President
     Ashok K. Chawla, Vice President
     Jeffrey D. Coil, Vice President
     Garry E. Creed, Vice President
     Douglas A. Dean, Vice President
     Mark D. Evans, Vice President
     Robert Fitzsimmons, Vice President
     Robert L. Hansen, Vice President
     Jon D. Kettering, Vice President
     James R. Landis, Vice President
     Jeffrey T. McGlaun, Vice President
     Michael J. Parrish, Vice President
     Stephanie M. Phelps, Vice President
     Boning Tong, Vice President
     Michael A. Urban, Vice President
     Xueqing Wang, Vice President
     Jeffrey A. Whitehead, Vice President
     Karen R. Wright, Vice President
     M. Christina Galligan, Assistant Vice President
     Karen E. Hufnagel, Assistant Vice President
     Michael N. Meese, Assistant Vice President
     Mary T. Pech, Assistant Vice President
     Paul J. Houk, General Counsel and Secretary
     Clint L. Woods, Assistant Secretary
     Clifton W. Flenniken III, Assistant Treasurer
     Daniel Seward, Assistant Treasurer
     Stephanie Steele. Assistant Treasurer

                                      * * *


     Banc of America Capital Management, LLC ("BACAP LLC"), 101 S. Tryon Street, Charlotte, North Carolina 28255, serves as sub-adviser to TA IDEX Marsico Growth. Keith Thomas Banks, President and Manager of BACAP LLC (2004 to present), also serves as Manager of BACAP Distributors, LLC (2004 to present), President, Chief Executive Officer, Chief Investment Officer and Director of Columbia Management Group, Inc. (2002 to present), Chairman, Chief Executive Officer, Chief Investment Officer and President of Columbia Management Advisors, Inc. (2002 to present), Director of Columbia Wanger Asset Management, L.P. (2001 to present), President, Chief Executive Officer, Chief

Investment Officer, Director and Chairman of Liberty Asset Management Company (2001 to 2004), President, Chief Executive Officer, Chief Investment Officer and Director of Colonial Advisory Services Inc. (2001 to present). Prior to such, Mr. Banks most recently served as Director, Equity Division of JP Morgan Investment Management.; Lori Jane Ensinger, Managing Director of Active Equities (2003 to present), has also recently served as Director of Value Strategies of BACAP LLC (2001 to 2003).; Brenda Furlong, Head of Fixed Income Investments for BACAP LLC (2004 to present), also serves as Managing Director/Head of Fixed Income of Columbia Management Advisors, Inc. (2003 to present). Prior to such, Ms. Furlong most recently served as Chief Investment Officer, Hartford Financial Services Group, Inc. and President, Hartford Investment Management Company. Colin Moore, Managing Director and Head of Equity of BACAP LLC (2004 to present), also serves as Head of Equity for Columbia Management Group, the asset management division of Bank of America, N.A (2003 to present). Prior to such, Mr. Moore most recently served as Chief Investment Officer of Global/International Value Equities and Associate Director of Research at Putnam Investments. Mary A. Mullin, various to Chief Compliance Officer of BACAP LLC (2002 to present), also serves as Chief Compliance Officer of Columbia Management Advisors, Inc. (2004 to present), Chief Compliance Officer of Colonial Advisory Services, Inc. (2004 to present), various to Chief Compliance Officer of BACAP Distributors, LLC (2002 to present), Compliance Officer of BACAP Alternative Advisors, Inc. (2002 to 2004), Compliance Officer of BACAP Advisory Partners, LLC (2002 to 2004), and Corporate Compliance Executive of Banc of America Capital Management, the asset management division of Bank of America, N.A. (2002 to present). Prior to such, Ms. Mullin most recently served as various to Managing Director - Compliance for Deutsche Asset Management Americas for Deutsche Bank (1997 to 2002).; Roger A. Sayler, Chief Operating Officer, Managing Director, Senior Vice President, and Manager for BACAP LLC (2004 to present), also serves as Manager of BACAP Distributors, LLC (2004 to present), Director of Regional Advisors and Executive Vice President and Director of Columbia Management Group, Inc. (2002 to present), Director of Columbia Management Advisors, Inc. (2002 to present), Director of Colonial Advisory Services Inc. (2002 to present), President and Director of Steinroe Futures Inc. (2002 to present), and Director and Executive Vice President of Liberty Asset Management Company (2001 to present).; Peter David Taube, Chief Financial Officer and Treasurer for BACAP LLC (2002 to present), also serves as Treasurer of Columbia Management Advisors, Inc. (2004 to present), Treasurer of BACAP Distributors, LLC (2002 to present), and Treasurer of BACAP Advisory Partners, LLC (2002 to present). Prior to such, Mr. Taube most recently served as Director and Chief Financial Officer of Fixed Income Division of Americas' of Merrill Lynch (1999 to 2002).


                                      * * *


     ING Clarion Real Estate Securities ("Clarion"), 259 North Radnor-Chester Road, Suite 205, Radnor, PA 19087, serves as sub-adviser for TA IDEX Clarion Global Real Estate Securities. Its officers are: Ritson T. Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen
J. Furnary, Executive Officer; Charles Grossman, Executive Officer; G. Stephen Cordes, Executive Officer and Jeffrey A. Barclay, Executive Officer.


                                      * * *


     Fund Asset Management L.P., doing business as Mercury Advisors ("Mercury"), serves as sub-adviser to TA IDEX Mercury Large Cap Value and TA IDEX Mercury Global Allocation. Mercury is located at 800 Scudders Mill Road, Plainsboro, NJ 08536. Robert C. Doll, President, Chief Investment Officer; Anthony J. Patti, Head - Americas Risk and Performance; Thomas J. Verage, Managing Director, Equity Investments; Brian J. Fullerton, Head of Investments; Kenneth A. Jacob, Co-Head - Tax-Exempt Investments; John M. Loffredo, Co-Head - Tax-Exempt Investments; Brian A. Murdock, First Vice President and Chief Operating Officer of Americas Region; Donald C. Burke, Treasurer; Andrew J. Donahue, Chief Legal Officer; Jay L. Willoughby, CIO - Private Investors; Archie J. Struthers, Head - Managed Account Team of Private Investors.


                                      * * *

     Gateway Investment Advisers, L.P. ("Gateway"), 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-adviser to TA IDEX Protected Principal Stock. Walter G. Sall is Chairman and Chief Executive Officer; J. Patrick Rogers is President and Chief Investment Officer; Harry E. Merriken III, is Senior Vice President; Geoffrey Keenan is Chief Operating Officer and Executive Vice President; Paul R. Stewart is Senior Vice President; Donna M. Squeri is General Counsel, Chief Compliance Officer, and Secretary; Gary H. Goldschmidt is Chief Financial Officer; and Nelson C. Bickel is Chief Information Officer and Vice President.

                                      * * *


     Morgan Stanley Investment Management serves as sub-adviser to TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Small Company Growth and TA IDEX Van Kampen Mid Cap Growth. Morgan Stanley serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are:
Mitchell M. Merin, Chairman, President, Chief Executive Officer and Director of the sub-adviser, and Van Kampen; A. Thomas Smith III, Managing Director and a Director of the sub-adviser, VK Adviser and Van Kampen; David M. Swanson, Chief Operating Officer and Director of the sub-adviser, Van Kampen; Joseph J. McAlinden, Managing Director and Chief Investment Officer of the sub-adviser and Van Kampen; John L. Sullivan, Managing Director and Director of the sub-adviser and Van Kampen; Edward C. Wood, III, Managing Director and Chief Administrative Officer of the sub-adviser and Van Kampen; Alexander C. Frank, Treasurer of the sub-adviser and Van Kampen; Walter E. Rein, Executive Director and Chief Financial Officer of the sub-adviser and Van Kampen; Stefanie Chang Yu, Secretary of the sub-adviser and Van Kampen. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of Messrs. Rein, Sullivan, Swanson and Wood is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 - 5555. The address of Messrs. Merin, McAlinden, Smith and Ms. Chang Yu is 1221 Avenue of the Americas, New York, NY 10020. The address of Mr. Frank is 750 7th Avenue, New York, NY 10019.


                                      * * *


     J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as sub-adviser to TA IDEX J.P. Morgan Mid Cap Value and JP Morgan International Bond. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.


The directors and principal officers of J.P. Morgan are listed below. Unless otherwise indicated, each director and officer has a principal business address of 522 Fifth Avenue, New York, NY 10036: George C. Gatch, Managing Director, Director and President of J.P. Morgan Funds; Evelyn E. Guernsey, Managing Director, Director and President of J.P. Morgan Investment Management Inc. ("JPMIM") and Chief Executive Officer of Institutional Sales and Services; Lawrence Unrein, Managing Director, Director and Head of the Private Equity Group for J.P. Morgan Fleming Asset Management ("JPMFAM"); Mark B. E. White, Managing Director, Director and Head of International Institutional Business for JPMFAM; Roy Kinnear, Managing Director, Treasurer of JPMIM; Anthony M. L. Roberts, Managing Director, Managing Director and Associate General Counsel and Head of Legal for J.P. Morgan Chase & Co.'s global asset management business; Thomas J. Smith, Managing Director, Chief Compliance Officer for J.P. Morgan Chase & Co.'s investment management business in the Americas.

                                      * * *

     Evergreen Investment Management Company, LLC ("Evergreen"), is sub-adviser to TA IDEX Evergreen International Small Cap. The officers and directors are Laurence B. Ashkin (68), 180 East Pearson Street, Chicago, IL-Trustee/Director.Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980. Foster Bam (69), Greenwich Plaza, Greenwich, CT-Trustee/Director. Partner in the law firm of Cummings and Lockwood since 1968. James S. Howell
(72), 4124 Crossgate Road, Charlotte, NC-Chairman and Trustee/Director. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993. Gerald M. McDonnell (57), 209 East Nucor Rd. Norfolk, NE, NC-Trustee/Director. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988. Thomas L. McVerry (58), 4419 Parkview Drive, Charlotte, NC-Trustee/Director. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990. William Walt Pettit*(41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC-Trustee/Director. Partner in the law firm Holcomb and Pettit, P.A. since 1990; Attorney, Clontz and Clontz from 1980 to 1990. Russell A. Salton, III, M.D. (49) 205 Regency Executive Park, Charlott, NC-Trustee/ Director. Medical Director, U.S. Healthcare of Charlotte, North

Carolina since 1995, President, Primary Physician Care from 1990 to 1996. Michael S. Scofield (53), 212 S. Tryon Street Suite 1280, Charlotte, NC-Trustee/Director. Attorney, Law Offices of Michael S. Scofield since 1969. Robert J. Jeffries (73), 2118 New Bedford Drive, Sun City Center, FL-Trustee/Director Emeritus. Corporate consultant since 1967. John J. Pileggi
(37), 237 Park Avenue, Suite 910, New York, NY-President and Treasurer. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992. Joan V. Fiore (40), 237 Park Avenue, Suite 910, New York, NY-Secretary. Managing Director and Counsel, Furman Selz LLC since 1991; Staff Attorney, Securities and Exchange Commission from 1986 to 1991.



The officers listed above hold the same positions with thirteen investment companies offering a total of forty-three investment funds within the Evergreen mutual fund complex. Messrs. Howell, Salton and Scofield are Trustees/Directors of all thirteen investment companies. Messrs. McDonnell, McVerry and Pettit are Trustees/Directors of twelve of the investment companies (excluded is Evergreen Variable Trust). Messrs. Ashkin and Bam are Trustees/Directors and Mr. Jeffries is a Trustee/Director Emeritus of eleven of the investment companies(excluded are Evergreen Variable Trust and Evergreen Investment Trust).

* Mr. Pettit may be deemed to be an "interested person" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").



The officers of the Trusts are all officers and/or employees of Furman Selz LLC. Furman Selz LLC is an affiliate of Evergreen Funds Distributor, Inc., the distributor of each Class of shares of each Fund.


                                      * * *

     UBS Global Asset Management (Americas) Inc. ("UBS"), One North Wacker Drive, Chicago, IL 60606, serves as sub-adviser to TA IDEX UBS Large Cap Value. Kai Reiner Sotorp is President and Director; Mark F. Kemper is Secretary and Chief Legal Officer; Joseph M. McGill is Chief Compliance Officer; Joseph A Varnas is Head of Product Technology and Operations; Brian D. Singer is Chief Investment Officer; and Robert P. Wolfangel is Chief Financial Officer.

                                      * * *

     Alliance Capital Management, LP ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to TA IDEX AllianceBernstein International Value. Lewis A. Sanders is Vice Chairman and Chief Executive Officer; Roger Hertog is Vice Chairman and Director; Christopher M. Condron, Lorie A. Slutsky, Nicolas Moreau, Dominique Carrel-Billiard, Benjamin D. Holloway, Henri De Castries, Denis Duverne, Stanley B. Tulin, William Jarmain and Peter J. Tobin are Directors; Gerald M. Lieberman is President, Chief Operating Officer and Director; Robert H. Joseph, Jr. is Senior Vice President and Chief Financial Officer; Mark R. Manley is Senior Vice President, Assistant Secretary and Chief Compliance Officer.

                                      * * *

     Credit Suisse Asset Management, LLC ("Credit Suisse"), 466 Lexington Avenue, New York, New York 10017, serves as sub-adviser to TA IDEX Credit Suisse Commodities. Bruce A. Barrett, Deborah C. Foord, Michael H. Neuburger, Jeffrey T. Rose, Lori A. Cohane, Steven B. Plump, Marian U. Pardo, Robert W. Decker, Dennis M. Schaney, Stephen J. Kaszynski, Susan E. Harris, Kevin D. Barry, Joseph Cherian, Michael E. Gray, Erik S. Mace and Martha Metcalf are Managing Directors; Lawrence D. Haber is Chief Financial Officer and Managing Director; Janet Y. Wang is Chief Administrative Officer and Managing Director; Emidio Morizio is Chief Compliance Officer and Director; Aja Mehra is General Counsel, Secretary and Director.

                                      * * *

     Neuberger Berman Management, Inc. ("Neuberger"), 605 Third Avenue, New York, New York 10158 serves as sub-adviser to TA IDEX Neuberger Berman International. Philip R. Carroll is Chief Compliance Officer; Peter E. Sundman is President and Director; Robert Matza, Jeffrey B. Lane and Jack L. Rivkin are Directors; Robert J. Conti and Brian J. Gaffney are Sr. Vice Presidents; Maxine
L. Gerson is General Counsel and Secretary; Edward S. Grieb is Chief Financial Officer and Treasurer.

                                      * * *


     OppenheimerFunds ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, New York, New York 10281, serves as sub-adviser to TA IDEX Oppenheimer Developing Markets. John V. Murphy is President, Chief Executive Officer and Director; James H. Ruff, Michael Baldwin and Craig P. Dinsell are Executive Vice Presidents; Robert G. Zack is Executive Vice President and General Counsel; Brian W. Wixted is Sr. Vice President and Treasurer; Kurt J. Wolfgruber is Chief Investment Officer; David M. Pfeffer is Sr. Vice President and Chief Financial Officer; Mark S. Vandehey is Sr. Vice President and Chief Compliance Officer.


ITEM 26 PRINCIPAL UNDERWRITER

AFSG Securities Corporation

     (a) The Registrant has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Fund shares.

     (b)  Directors and Officers of Principal Underwriter

          Name             Positions and Offices with Underwriter             Positions and Offices with Registrant
          ----             --------------------------------------             -------------------------------------
Larry N. Norman            (1)  Director and President                        N/A
Paula G. Nelson            (5)  Director                                      N/A
Phillip S. Eckman          (5)  Director                                      N/A
Lisa Wachendorf            (1)  Vice President and Chief Compliance Officer   N/A
John K. Carter             (2)  Vice President                                Senior Vice President, Secretary,
                                                                              Counsel and Chief Compliance Officer
Michael C. Massrock        (2)  Vice President                                N/A
Carol A. Sterlacci         (2)  Assistant Controller and Treasurer            N/A
Frank A. Camp              (1)  Secretary                                     N/A
Teresa L. Stolba           (1)  Assistant Compliance Officer                  N/A
Clifton W. Flenniken III   (4)  Assistant Treasurer                           N/A
Priscilla I. Hechler       (2)  Assistant Vice President and Assistant        N/A
                                Secretary
Darin D. Smith             (1)  Vice President and Assistant Secretary        N/A
Kyle A. Keelan             (1)  Vice President                                N/A

(1)  4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)  570 Carillon Parkway, St. Petersburg, FL 33716-1202

(3)  400 West Market Street, Louisville, KY 40202

(4)  1111 North Charles Street, Baltimore, MD 21201

(5)  600 South Highway 169, Suite 1800, Minneapolis, MN 55426

ITEM 27 LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

     (a) Shareholder records are maintained by the Registrant's transfer agent, Transamerica Fund Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.

     (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

ITEM 28 MANAGEMENT SERVICES

     The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by TFAI, Janus, Jennison, T. Rowe Price, SaBAM, TIM, AUIM, Great Companies, Federated, Gateway, American Century, ACGIM, Clarion, BACAP, Templeton, PIMCO, Evergreen, J.P. Morgan, Mercury, MFS, TAM, UBS and Morgan Stanley pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

ITEM 29 UNDERTAKINGS

     Not applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all the requirement for effectiveness of this registration statement under rule 485(a) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of St. Petersburg, and state of Florida, on the 16th day of December 2005.


                                        Transamerica IDEX Mutual Funds


                                        By: /s/ Brian C. Scott
                                            ------------------------------------
                                            Brian C. Scott*
                                            President and Chief Executive
                                            Officer


     Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 74 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



/s/ Peter R. Brown              Chairman & Trustee                               December 16, 2005
-----------------------------
Peter R. Brown*


/s/ Robert L. Anderson, Ph.D.   Trustee                                          December 16, 2005
-----------------------------
Robert L. Anderson, Ph.D.*


/s/ Daniel Calabria             Trustee                                          December 16, 2005
-----------------------------
Daniel Calabria*


/s/ Charles C. Harris           Trustee                                          December 16, 2005
-----------------------------
Charles C. Harris*


/s/ Jack E. Zimmerman           Trustee                                          December 16, 2005
-----------------------------
Jack E. Zimmerman*


/s/ Janice B. Case              Trustee                                          December 16, 2005
-----------------------------
Janice B. Case*


/s/ Thomas P. O'Neill           Trustee                                          December 16, 2005
-----------------------------
Thomas P. O'Neill*


/s/ Russell A. Kimball, Jr.     Trustee                                          December 16, 2005
-----------------------------
Russell A. Kimball, Jr.*


/s/ Leo J. Hill                 Trustee                                          December 16, 2005
-----------------------------
Leo J. Hill*


/s/ William W. Short, Jr.       Trustee                                          December 16, 2005
-----------------------------
William W. Short, Jr.*


/s/ John W. Waechter            Trustee                                          December 16, 2005
-----------------------------
John W. Waechter*


/s/ Brian C. Scott              President, Chief Executive Officer               December 16, 2005
-----------------------------   and Trustee
Brian C. Scott*


/s/ Glenn E. Brightman          Vice President and Principal Financial Officer   December 16, 2005
-----------------------------
Glenn E. Brightman


/s/ John K. Carter
-----------------------------
*Signed by John K. Carter
Attorney in Fact

                                  EXHIBIT INDEX

                      Exhibits will be filed by amendment.